Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	KINETICS MUTUAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001083387
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Kinetics Internet Fund (First Prospectus Summary) | Kinetics Internet Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KINAX
Kinetics Internet Fund (First Prospectus Summary) | Kinetics Internet Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KINCX
Kinetics Global Fund (First Prospectus Summary) | Kinetics Global Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KGLAX
Kinetics Global Fund (First Prospectus Summary) | Kinetics Global Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KGLCX
Kinetics Paradigm Fund (First Prospectus Summary) | Kinetics Paradigm Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KNPAX
Kinetics Paradigm Fund (First Prospectus Summary) | Kinetics Paradigm Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KNPCX
Kinetics Medical Fund (First Prospectus Summary) | Kinetics Medical Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KRXAX
Kinetics Medical Fund (First Prospectus Summary) | Kinetics Medical Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KRXCX
Kinetics Small Cap Opportunities Fund (First Prospectus Summary) | Kinetics Small Cap Opportunities Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSOAX
Kinetics Small Cap Opportunities Fund (First Prospectus Summary) | Kinetics Small Cap Opportunities Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSOCX
Kinetics Market Opportunities Fund (First Prospectus Summary) | Kinetics Market Opportunities Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMKAX
Kinetics Market Opportunities Fund (First Prospectus Summary) | Kinetics Market Opportunities Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMKCX
Kinetics Water Infrastructure Fund (First Prospectus Summary) | Kinetics Water Infrastructure Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KWIAX
Kinetics Water Infrastructure Fund (First Prospectus Summary) | Kinetics Water Infrastructure Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KWICX
Kinetics Multi-Disciplinary Fund (First Prospectus Summary) | Kinetics Multi-Disciplinary Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMDAX
Kinetics Multi-Disciplinary Fund (First Prospectus Summary) | Kinetics Multi-Disciplinary Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMDCX
Kinetics Internet Fund (Second Prospectus Summary) | Kinetics Internet Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WWWFX
Kinetics Global Fund (Second Prospectus Summary) | Kinetics Global Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WWWEX
Kinetics Paradigm Fund (Second Prospectus Summary) | Kinetics Paradigm Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WWNPX
Kinetics Medical Fund (Second Prospectus Summary) | Kinetics Medical Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDRX
Kinetics Small Cap Opportunities Fund (Second Prospectus Summary) | Kinetics Small Cap Opportunities Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSCOX
Kinetics Market Opportunities Fund (Second Prospectus Summary) | Kinetics Market Opportunities Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMKNX
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KWINX
Kinetics Multi-Disciplinary Fund (Second Prospectus Summary) | Kinetics Multi-Disciplinary Fund | No Load
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMDNX
Kinetics Paradigm Fund (Third Prospectus Summary) | Kinetics Paradigm Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KNPYX
Kinetics Small Cap Opportunities Fund (Third Prospectus Summary) | Kinetics Small Cap Opportunities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSCYX
Kinetics Market Opportunities Fund (Third Prospectus Summary) | Kinetics Market Opportunities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMKYX
Kinetics Water Infrastructure Fund (Third Prospectus Summary) | Kinetics Water Infrastructure Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KWIIX
Kinetics Multi-Disciplinary Fund (Third Prospectus Summary) | Kinetics Multi-Disciplinary Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMDYX

Kinetics Internet Fund (First Prospectus Summary) | Kinetics Internet Fund
THE INTERNET FUND
Investment Objectives
The investment objective of the Internet Fund is long-term growth of capital.
The Internet Fund seeks to obtain current income as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund. You may qualify for sales charge discounts for
Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor Classes"
beginning on page 87 of the Funds' prospectus and "Purchasing Shares" beginning on page 49 of the Funds' statement of additional information.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees Kinetics Internet Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Kinetics Internet Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.44%	0.44%
Other Expenses		0.69%	0.69%
Total Annual Fund Operating Expenses		2.19%	2.69%
Less: Fee Waiver	[2]	0.05%	0.05%
Net Annual Fund Operating Expenses		2.14%	2.64%
[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to each portfolio ("Portfolio") of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 2.14% and 2.64%, excluding Acquired Fund Fees and Expenses ("AFFE"), for the Advisor Class A and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Internet
Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Internet Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:
Expense Example Kinetics Internet Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor Class A	780	1,216	1,678	2,950
Advisor Class C	267	831	1,420	3,018

Portfolio Turnover.
The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Internet Portfolio's, and therefore the Internet Fund's, performance. During the most recent fiscal year, the Internet Portfolio's portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategy
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts ("ADRs"), Global Depositary
Receipts ("GDRs") and International Depositary Receipts ("IDRs")), of U.S. and
foreign companies engaged in the Internet and Internet-related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers,
Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications. The Internet Portfolio may also invest in exchange-traded funds ("ETFs") andwrite and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The
Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the
Investment Adviser looks at the amount of capital a company currently expends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund, and indirectly the
Internet Portfolio, are listed below and could adversely affect the net asset value ("NAV"), total return and value of the Internet Fund, Internet Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio's, and therefore the Internet Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Internet Industry Concentration Risks: Investing a substantial portion of the
   Internet Portfolio's assets in the Internet industry carries the risk that
   Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o  Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio's shares, and therefore the Internet Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Internet Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Internet
Fund's returns. The bar chart indicates the risks of investing in the Internet
Fund by showing the changes in the Internet Fund's performance from year to year
(on a calendar year basis). The table shows how the Internet Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite®
Index, both of which represent broad measures of market performance. The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares
(the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Internet Fund's website at
http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Internet Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 25.91% Worst Quarter: 2008 Q4 -21.39%
The after-tax returns for the Internet Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Internet Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor Class A	The Internet Fund (KINAX) Advisor Class A Return Before Taxes	(7.82%)	3.92%	4.83%	3.77%	Apr 26, 2001	[1]
Advisor Class A After Taxes on Distributions	The Internet Fund (KINAX) Advisor Class A Return After Taxes on Distributions	(7.92%)	3.84%	4.72%	3.67%	Apr 26, 2001	[1]
Advisor Class A After Taxes on Distributions and Sales	The Internet Fund (KINAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	(4.95%)	3.34%	4.17%	3.23%	Feb 16, 2007	[1]
Advisor Class C	The Internet Fund (KINCX) Advisor Class C Return Before Taxes	(2.67%)			4.34%	Feb 16, 2007	[1]
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	2.13%	Apr 26, 2001	[1]	(0.84%)	Feb 16, 2007	[1]
NASDAQ Composite® Index	NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)	(1.80%)	1.52%	2.94%	2.34%	Apr 26, 2001	[1]	0.88%	Feb 16, 2007	[1]
[1]	The Internet Fund's Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of the Internet Fund's Advisor Class A shares and Advisor Class C shares, as applicable.

[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Internet Fund (First Prospectus Summary) | Kinetics Internet Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE INTERNET FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Internet Fund is long-term growth of capital.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	The Internet Fund seeks to obtain current income as a secondary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund. You may qualify for sales charge discounts for
Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor Classes"
beginning on page 87 of the Funds' prospectus and "Purchasing Shares" beginning
		on page 49 of the Funds' statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Internet Portfolio's, and therefore the Internet Fund's, performance. During the most recent fiscal year, the Internet Portfolio's portfolio turnover rate was 32% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Internet
Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that
		the Internet Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts ("ADRs"), Global Depositary
Receipts ("GDRs") and International Depositary Receipts ("IDRs")), of U.S. and
foreign companies engaged in the Internet and Internet-related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers,
Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications. The Internet Portfolio may also invest in exchange-traded funds ("ETFs") andwrite and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The
Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the
Investment Adviser looks at the amount of capital a company currently expends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk
		reward profile than other investment(s) held by the Internet Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund, and indirectly the
Internet Portfolio, are listed below and could adversely affect the net asset value ("NAV"), total return and value of the Internet Fund, Internet Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio's, and therefore the Internet Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Internet Industry Concentration Risks: Investing a substantial portion of the
   Internet Portfolio's assets in the Internet industry carries the risk that
   Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o  Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio's shares, and therefore the Internet Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Internet Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio's shares, and therefore the Internet Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Internet
Fund's returns. The bar chart indicates the risks of investing in the Internet
Fund by showing the changes in the Internet Fund's performance from year to year
(on a calendar year basis). The table shows how the Internet Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite®
Index, both of which represent broad measures of market performance. The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares
(the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Internet Fund's website at
		http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Internet Fund's returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund's performance from year to year (on a calendar year basis). The table shows how the Internet Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Internet Fund - Advisor Class A Calendar Year Returns as of 12/31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 25.91% Worst Quarter: 2008 Q4 -21.39%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Internet Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns for the Internet Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C
		shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Internet Fund (First Prospectus Summary) | Kinetics Internet Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001	[2]
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	(0.84%)
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Feb 16, 2007	[2]
Kinetics Internet Fund (First Prospectus Summary) | Kinetics Internet Fund | NASDAQ Composite® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001	[2]
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	0.88%
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Feb 16, 2007	[2]
Kinetics Internet Fund (First Prospectus Summary) | Kinetics Internet Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	780
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,216
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,678
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,950
Annual Return 2002	rr_AnnualReturn2002	(24.31%)
Annual Return 2003	rr_AnnualReturn2003	38.92%
Annual Return 2004	rr_AnnualReturn2004	9.95%
Annual Return 2005	rr_AnnualReturn2005	(1.55%)
Annual Return 2006	rr_AnnualReturn2006	16.18%
Annual Return 2007	rr_AnnualReturn2007	27.35%
Annual Return 2008	rr_AnnualReturn2008	(42.37%)
Annual Return 2009	rr_AnnualReturn2009	48.23%
Annual Return 2010	rr_AnnualReturn2010	20.89%
Annual Return 2011	rr_AnnualReturn2011	(2.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.39%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Internet Fund (KINAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001	[2]
Kinetics Internet Fund (First Prospectus Summary) | Kinetics Internet Fund | Advisor Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Internet Fund (KINAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.92%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001	[2]
Kinetics Internet Fund (First Prospectus Summary) | Kinetics Internet Fund | Advisor Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Internet Fund (KINAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.95%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007	[2]
Kinetics Internet Fund (First Prospectus Summary) | Kinetics Internet Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.64%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	267
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	831
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,018
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Internet Fund (KINCX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.67%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007	[2]

[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
[2]	The Internet Fund's Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of the Internet Fund's Advisor Class A shares and Advisor Class C shares, as applicable.
[3]	Kinetics Asset Management LLC, the investment adviser to each portfolio ("Portfolio") of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 2.14% and 2.64%, excluding Acquired Fund Fees and Expenses ("AFFE"), for the Advisor Class A and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Global Fund (First Prospectus Summary) | Kinetics Global Fund
THE GLOBAL FUND
Investment Objective
The investment objective of the Global Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund. You may qualify for sales charge discounts for
Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor Classes"
beginning on page 87 of the Funds' prospectus and "Purchasing Shares" beginning on page 49 of the Funds' statement of additional information.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees Kinetics Global Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Kinetics Global Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		2.45%	2.45%
Other Expenses		2.70%	2.70%
Total Annual Fund Operating Expenses	[2]	4.20%	4.70%
Less: Fee Waiver	[3]	2.55%	2.55%
Net Annual Fund Operating Expenses		1.65%	2.15%
[1]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.01% attributed to AFFE.
[3]	The Investment Adviser to the Global Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64% and 2.14%, excluding AFFE, for the Advisor Class A and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the
Advisor Class A and Advisor Class C shares of the Global Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Global Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:
Expense Example Kinetics Global Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor Class A	733	1,558	2,396	4,550
Advisor Class C	218	1,188	2,163	4,628

Portfolio Turnover.
The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the
Global Portfolio's, and therefore the Global Fund's, performance. During the most recent fiscal year, the Global Portfolio's portfolio turnover rate was
135% of the average value of its portfolio.
Principal Investment Strategy
The Global Fund is a non-diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in ETFs. Foreign companies are those companies with their primary place of business or headquarters located outside the U.S. The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in a least 3 countries, which may include the U.S. The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging. This evaluation by the Investment Adviser includes consideration of a company's potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency. The Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.
Principal Investment Risks
The Global Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the
Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the NAV, total return and value of the Global Fund, Global
Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio's, and therefore the Global Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Global
   Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio's shares, and therefore the Global
   Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

o  Derivatives Risks: The Global Portfolio's investments in P-notes and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

o  Management Risk: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Global Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Global
Fund's returns. The bar chart indicates the risks of investing in the Global
Fund by showing the changes in the Global Fund's performance from year to year
(on a calendar year basis). The table shows how the Global Fund's average annual returns, before and after taxes, (after taking into account any sales charges)
compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World
Index) Index ("MSCI ACWI Index"), which represent broad measures of market performance. The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future. The bar chart shows how the performance of Advisor
Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses.
Updated performance information is available on the Fund's website at
http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Global Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 38.66% Worst Quarter: 2011 Q3 -17.25%
The after-tax returns for the Global Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Global Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Advisor Class A	The Global Fund (KGLAX) Advisor Class A Return Before Taxes	(20.52%)	(4.59%)	May 19, 2008
Advisor Class A After Taxes on Distributions	The Global Fund (KGLAX) Advisor Class A Return After Taxes on Distributions	(20.37%)	(4.59%)	May 19, 2008
Advisor Class A After Taxes on Distributions and Sales	The Global Fund (KGLAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	(12.97%)	(3.73%)	May 19, 2008
Advisor Class C	The Global Fund (KGLCX) Advisor Class C Return Before Taxes	(15.94%)	(3.64%)	May 19, 2008
S&P 500® Index	S&P® 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(1.24%)	May 19, 2008
MSCI ACWI Index	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	(7.35%)	(5.44%)	May 19, 2008

[1]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Global Fund (First Prospectus Summary) | Kinetics Global Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE GLOBAL FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Fund is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund. You may qualify for sales charge discounts for
Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor Classes"
beginning on page 87 of the Funds' prospectus and "Purchasing Shares" beginning
		on page 49 of the Funds' statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the
Global Portfolio's, and therefore the Global Fund's, performance. During the most recent fiscal year, the Global Portfolio's portfolio turnover rate was
		135% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.01% attributed to AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Advisor Class A and Advisor Class C shares of the Global Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year
		and that the Global Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Global Fund is a non-diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in ETFs. Foreign companies are those companies with their primary place of business or headquarters located outside the U.S. The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in a least 3 countries, which may include the U.S. The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging. This evaluation by the Investment Adviser includes consideration of a company's potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency. The Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk
		reward profile than other investment(s) held by the Global Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Global Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the
Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the NAV, total return and value of the Global Fund, Global
Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio's, and therefore the Global Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Global
   Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio's shares, and therefore the Global
   Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

o  Derivatives Risks: The Global Portfolio's investments in P-notes and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

o  Management Risk: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Global Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	The Global Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio's shares, and therefore the Global Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Global
Fund's returns. The bar chart indicates the risks of investing in the Global
Fund by showing the changes in the Global Fund's performance from year to year
(on a calendar year basis). The table shows how the Global Fund's average annual returns, before and after taxes, (after taking into account any sales charges)
compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World
Index) Index ("MSCI ACWI Index"), which represent broad measures of market performance. The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future. The bar chart shows how the performance of Advisor
Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses.
Updated performance information is available on the Fund's website at
		http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Global Fund's returns. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund's performance from year to year (on a calendar year basis). The table shows how the Global Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index ("MSCI ACWI Index"), which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Global Fund - Advisor Class A Calendar Year Returns as of 12/31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 38.66% Worst Quarter: 2011 Q3 -17.25%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Global Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns for the Global Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares
		only. After-tax returns for Advisor Class C shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Global Fund (First Prospectus Summary) | Kinetics Global Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P® 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.24%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008
Kinetics Global Fund (First Prospectus Summary) | Kinetics Global Fund | MSCI ACWI Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.44%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008
Kinetics Global Fund (First Prospectus Summary) | Kinetics Global Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	2.45%
Other Expenses	rr_OtherExpensesOverAssets	2.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.20%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(2.55%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,558
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,396
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,550
Annual Return 2009	rr_AnnualReturn2009	67.11%
Annual Return 2010	rr_AnnualReturn2010	20.04%
Annual Return 2011	rr_AnnualReturn2011	(15.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.25%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Global Fund (KGLAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.52%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.59%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008
Kinetics Global Fund (First Prospectus Summary) | Kinetics Global Fund | Advisor Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Global Fund (KGLAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.37%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.59%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008
Kinetics Global Fund (First Prospectus Summary) | Kinetics Global Fund | Advisor Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Global Fund (KGLAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.97%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.73%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008
Kinetics Global Fund (First Prospectus Summary) | Kinetics Global Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	2.45%
Other Expenses	rr_OtherExpensesOverAssets	2.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.70%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(2.55%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	218
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,188
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,628
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Global Fund (KGLCX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.94%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.64%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008

[1]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.01% attributed to AFFE.
[3]	The Investment Adviser to the Global Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64% and 2.14%, excluding AFFE, for the Advisor Class A and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Paradigm Fund (First Prospectus Summary) | Kinetics Paradigm Fund
THE PARADIGM FUND
Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund. You may qualify for sales charge discounts for
Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor
Classes" beginning on page 87 of the Funds' prospectus and "Purchasing Shares"
beginning on page 49 of the Funds' statement of additional information.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees Kinetics Paradigm Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Kinetics Paradigm Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.28%	0.28%
Other Expenses		0.53%	0.53%
Total Annual Fund Operating Expenses		2.03%	2.53%
Less: Fee Waiver	[2]	0.14%	0.14%
Net Annual Fund Operating Expenses		1.89%	2.39%
[1]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
[2]	The Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding AFFE, for Advisor Class A shares and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:
Expense Example Kinetics Paradigm Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor Class A	756	1,162	1,593	2,787
Advisor Class C	242	774	1,333	2,855

Portfolio Turnover.
The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Paradigm
Portfolio's, and therefore the Paradigm Fund's, performance. During the most recent fiscal year, the Paradigm Portfolio's portfolio turnover rate was 58% of the average value of its portfolio.
Principal Investment Strategy
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and
IDRs) of U.S. and foreign companies, and in ETFs. The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The
Paradigm Portfolio will carry out its investment strategy by regarding the investments as representing fractional ownership in the underlying companies'
assets. This will allow the Paradigm Portfolio, and therefore the Paradigm
Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company's stock value by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund, and indirectly the
Paradigm Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio's, and therefore the Paradigm Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio's shares, and therefore the Paradigm Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Paradigm Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Paradigm
Fund's returns. The bar chart indicates the risks of investing in the Paradigm
Fund by showing the changes in the Paradigm Fund's performance from year to year
(on a calendar year basis). The table shows how the Paradigm Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the MSCI ACWI Index, which represent broad measures of market performance. The past performance of the
Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for
Advisor Class C shares were different than the returns shown below because each
Class of shares has different expenses. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Paradigm Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 32.10% Worst Quarter: 2008 Q4 -29.06%
The after-tax returns for the Paradigm Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an
IRA, the information on after-tax returns is not relevant to your investment.
After-tax returns are shown for Advisor Class A shares only. After-tax returns for
Advisor Class C shares will differ.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Paradigm Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor Class A	The Paradigm Fund (KNPAX) Advisor Class A Return Before Taxes	(19.41%)	(5.61%)	6.43%	6.17%	Apr 26, 2001	[1]
Advisor Class A After Taxes on Distributions	The Paradigm Fund (KNPAX) Advisor Class A Return After Taxes on Distributions	(19.52%)	(5.71%)	6.29%	6.04%	Apr 26, 2001	[1]
Advisor Class A After Taxes on Distributions and Sales	The Paradigm Fund (KNPAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	(12.46%)	(4.66%)	5.65%	5.42%	Apr 26, 2001	[1]
Advisor Class C	The Paradigm Fund (KNPCX) Advisor Class C Return Before Taxes	(14.90%)	(4.98%)		6.86%	Jun 28, 2002	[1]
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	2.13%	Apr 26, 2001	[1]	4.61%	Jun 28, 2002	[1]
MSCI ACWI Index	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	(7.35%)	(1.93%)	4.24%	2.96%	Apr 26, 2001	[1]	5.42%	Jun 28, 2002	[1]
[1]	The Paradigm Fund's Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on June 28, 2002. The returns for the four indices in this column have been calculated since the inception date of the Paradigm Fund's Advisor Class A shares and Advisor Class C shares, as applicable.

[1]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Paradigm Fund (First Prospectus Summary) | Kinetics Paradigm Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE PARADIGM FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Paradigm Fund is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund. You may qualify for sales charge discounts for
Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor
Classes" beginning on page 87 of the Funds' prospectus and "Purchasing Shares"
		beginning on page 49 of the Funds' statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Paradigm
Portfolio's, and therefore the Paradigm Fund's, performance. During the most recent fiscal year, the Paradigm Portfolio's portfolio turnover rate was 58% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and
IDRs) of U.S. and foreign companies, and in ETFs. The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The
Paradigm Portfolio will carry out its investment strategy by regarding the investments as representing fractional ownership in the underlying companies'
assets. This will allow the Paradigm Portfolio, and therefore the Paradigm
Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company's stock value by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk
		reward profile than other investment(s) held by the Paradigm Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund, and indirectly the
Paradigm Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio's, and therefore the Paradigm Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio's shares, and therefore the Paradigm Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Paradigm Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio's shares, and therefore the Paradigm Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Paradigm
Fund's returns. The bar chart indicates the risks of investing in the Paradigm
Fund by showing the changes in the Paradigm Fund's performance from year to year
(on a calendar year basis). The table shows how the Paradigm Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the MSCI ACWI Index, which represent broad measures of market performance. The past performance of the
Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for
Advisor Class C shares were different than the returns shown below because each
Class of shares has different expenses. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com or by calling
		the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Paradigm Fund's returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund's performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the MSCI ACWI Index, which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Paradigm Fund - Advisor Class A Calendar Year Returns as of 12/31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 32.10% Worst Quarter: 2008 Q4 -29.06%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Paradigm Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns for the Paradigm Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an
IRA, the information on after-tax returns is not relevant to your investment.
After-tax returns are shown for Advisor Class A shares only. After-tax returns for
		Advisor Class C shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Paradigm Fund (First Prospectus Summary) | Kinetics Paradigm Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001	[2]
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	4.61%
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Jun 28, 2002	[2]
Kinetics Paradigm Fund (First Prospectus Summary) | Kinetics Paradigm Fund | MSCI ACWI Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.93%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001	[2]
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	5.42%
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Jun 28, 2002	[2]
Kinetics Paradigm Fund (First Prospectus Summary) | Kinetics Paradigm Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	756
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,162
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,593
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,787
Annual Return 2002	rr_AnnualReturn2002	(4.91%)
Annual Return 2003	rr_AnnualReturn2003	47.47%
Annual Return 2004	rr_AnnualReturn2004	20.63%
Annual Return 2005	rr_AnnualReturn2005	15.54%
Annual Return 2006	rr_AnnualReturn2006	27.42%
Annual Return 2007	rr_AnnualReturn2007	20.87%
Annual Return 2008	rr_AnnualReturn2008	(53.30%)
Annual Return 2009	rr_AnnualReturn2009	40.64%
Annual Return 2010	rr_AnnualReturn2010	17.11%
Annual Return 2011	rr_AnnualReturn2011	(14.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.06%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (KNPAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.61%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001	[2]
Kinetics Paradigm Fund (First Prospectus Summary) | Kinetics Paradigm Fund | Advisor Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (KNPAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.52%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.71%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001	[2]
Kinetics Paradigm Fund (First Prospectus Summary) | Kinetics Paradigm Fund | Advisor Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (KNPAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.66%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001	[2]
Kinetics Paradigm Fund (First Prospectus Summary) | Kinetics Paradigm Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	242
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	774
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,333
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,855
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (KNPCX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.98%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002	[2]

[1]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
[2]	The Paradigm Fund's Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on June 28, 2002. The returns for the four indices in this column have been calculated since the inception date of the Paradigm Fund's Advisor Class A shares and Advisor Class C shares, as applicable.
[3]	The Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding AFFE, for Advisor Class A shares and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Medical Fund (First Prospectus Summary) | Kinetics Medical Fund
THE MEDICAL FUND
Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund. You may qualify for sales charge discounts for
Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor
Classes" beginning on page 87 of the Funds' prospectus and "Purchasing Shares"
beginning on page 49 of the Funds' statement of additional information.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees Kinetics Medical Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Kinetics Medical Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.53%	0.53%
Other Expenses		0.78%	0.78%
Total Annual Fund Operating Expenses	[2]	2.28%	2.78%
Less: Fee Waiver	[3]	0.63%	0.63%
Net Annual Fund Operating Expenses		1.65%	2.15%
[1]	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Medical Fund's operating expenses and does not include0.01% attributed to AFFE.
[3]	The Investment Adviser to the Medical Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64% and 2.14%, excluding AFFE, for Advisor Class A shares and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5%
return each year and that the Medical Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:
Expense Example Kinetics Medical Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor Class A	733	1,189	1,671	2,994
Advisor Class C	218	803	1,414	3,063

Portfolio Turnover.
The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the
Medical Portfolio's, and therefore the Medical Fund's, performance. During the most recent fiscal year, the Medical Portfolio's portfolio turnover rate was 5%
of the average value of its portfolio.
Principal Investment Strategy
The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies. These types of companies derive at least 50% of their revenue from such activities. The Medical Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The
Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment
Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund, and indirectly the
Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio's, and therefore the Medical Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

o  Concentration Risks of the Medical Industry: Medical and pharmaceutical-
   related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

o  Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio's shares, and therefore the Medical Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Medical Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Medical
Fund's returns. The bar chart indicates the risks of investing in the Medical
Fund by showing the changes in the Medical Fund's performance from year to year
(on a calendar year basis). The table shows how the Medical Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite®
Index, both of which represent broad measures of market performance. The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the
Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund's website at
http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Medical Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2003 Q2 16.73% Worst Quarter: 2002 Q2 -19.71%
The after-tax returns for the Medical Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Medical Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor Class A	The Medical Fund (KRXAX) Advisor Class A Return Before Taxes	(1.22%)	3.17%	2.02%	1.79%	Apr 26, 2001	[1]
Advisor Class A After Taxes on Distributions	The Medical Fund (KRXAX) Advisor Class A Return After Taxes on Distributions	(2.47%)	2.65%	1.65%	1.43%	Apr 26, 2001	[1]
Advisor Class A After Taxes on Distributions and Sales	The Medical Fund (KRXAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	0.87%	2.68%	1.69%	1.49%	Apr 26, 2001	[1]
Advisor Class C	The Medical Fund (KRXCX) Advisor Class C Return Before Taxes	4.32%			3.00%	Feb 16, 2007	[1]
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	2.13%	Apr 26, 2001	[1]	(0.84%)	Feb 16, 2007	[1]
NASDAQ Composite® Index	NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	(1.80%)	1.52%	2.94%	2.34%	Apr 26, 2001	[1]	0.88%	Feb 16, 2007	[1]
[1]	The Medical Fund's Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of the Medical Fund's Advisor Class A shares and Advisor Class C shares, as applicable.

[1]	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Medical Fund (First Prospectus Summary) | Kinetics Medical Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE MEDICAL FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Medical Fund is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund. You may qualify for sales charge discounts for
Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor
Classes" beginning on page 87 of the Funds' prospectus and "Purchasing Shares"
		beginning on page 49 of the Funds' statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the
Medical Portfolio's, and therefore the Medical Fund's, performance. During the most recent fiscal year, the Medical Portfolio's portfolio turnover rate was 5%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Medical Fund's operating expenses and does not include0.01% attributed to AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5%
return each year and that the Medical Fund's operating expenses remain
		the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies. These types of companies derive at least 50% of their revenue from such activities. The Medical Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The
Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment
Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk
		reward profile than other investment(s) held by the Medical Portfolio.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund, and indirectly the
Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio's, and therefore the Medical Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

o  Concentration Risks of the Medical Industry: Medical and pharmaceutical-
   related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

o  Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio's shares, and therefore the Medical Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Medical Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio's shares, and therefore the Medical Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Medical
Fund's returns. The bar chart indicates the risks of investing in the Medical
Fund by showing the changes in the Medical Fund's performance from year to year
(on a calendar year basis). The table shows how the Medical Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite®
Index, both of which represent broad measures of market performance. The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the
Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund's website at
		http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Medical Fund's returns. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund's performance from year to year (on a calendar year basis). The table shows how the Medical Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Medical Fund - Advisor Class A Calendar Year Returns as of 12/31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2003 Q2 16.73% Worst Quarter: 2002 Q2 -19.71%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Medical Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns for the Medical Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A
		shares only. After-tax returns for Advisor Class C shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Medical Fund (First Prospectus Summary) | Kinetics Medical Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001	[2]
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	(0.84%)
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Feb 16, 2007	[2]
Kinetics Medical Fund (First Prospectus Summary) | Kinetics Medical Fund | NASDAQ Composite® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001	[2]
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	0.88%
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Feb 16, 2007	[2]
Kinetics Medical Fund (First Prospectus Summary) | Kinetics Medical Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%	[3]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,189
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,671
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,994
Annual Return 2002	rr_AnnualReturn2002	(29.56%)
Annual Return 2003	rr_AnnualReturn2003	22.68%
Annual Return 2004	rr_AnnualReturn2004	6.59%
Annual Return 2005	rr_AnnualReturn2005	(0.91%)
Annual Return 2006	rr_AnnualReturn2006	14.49%
Annual Return 2007	rr_AnnualReturn2007	15.16%
Annual Return 2008	rr_AnnualReturn2008	(20.49%)
Annual Return 2009	rr_AnnualReturn2009	24.17%
Annual Return 2010	rr_AnnualReturn2010	4.13%
Annual Return 2011	rr_AnnualReturn2011	4.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.71%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Medical Fund (KRXAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.22%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001	[2]
Kinetics Medical Fund (First Prospectus Summary) | Kinetics Medical Fund | Advisor Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Medical Fund (KRXAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.47%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001	[2]
Kinetics Medical Fund (First Prospectus Summary) | Kinetics Medical Fund | Advisor Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Medical Fund (KRXAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2001	[2]
Kinetics Medical Fund (First Prospectus Summary) | Kinetics Medical Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%	[3]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	218
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	803
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,414
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,063
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Medical Fund (KRXCX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007	[2]

[1]	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
[2]	The Medical Fund's Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of the Medical Fund's Advisor Class A shares and Advisor Class C shares, as applicable.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Medical Fund's operating expenses and does not include0.01% attributed to AFFE.
[4]	The Investment Adviser to the Medical Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64% and 2.14%, excluding AFFE, for Advisor Class A shares and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Small Cap Opportunities Fund (First Prospectus Summary) | Kinetics Small Cap Opportunities Fund
THE SMALL CAP OPPORTUNITIES FUND
Investment Objective
The investment objective of the Small Cap Opportunities Fund (the "Small Cap Fund") is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund. You may qualify for sales charge discounts for
Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor Classes"
beginning on page 87 of the Funds' prospectus and "Purchasing Shares" beginning on page 49 of the Funds' statement of additional information.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees Kinetics Small Cap Opportunities Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Kinetics Small Cap Opportunities Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.40%	0.40%
Other Expenses		0.65%	0.65%
Total Annual Fund Operating Expenses		2.15%	2.65%
Less: Fee Waiver	[2]	0.26%	0.26%
Net Annual Fund Operating Expenses		1.89%	2.39%
[1]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
[2]	The Investment Adviser to the Small Cap Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:
Expense Example Kinetics Small Cap Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor Class A	756	1,186	1,641	2,896
Advisor Class C	242	799	1,382	2,964

Portfolio Turnover.
The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Small Cap
Portfolio's, and therefore the Small Cap Fund's, performance. During the most recent fiscal year, the Small Cap Portfolio's portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategy
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"), a
series of Kinetics Portfolios Trust. Under normal circumstances, the Small Cap
Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs,
GDRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also invest in
ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment. The Small Cap Portfolio's Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results. Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the
Investment Adviser's opinion, the companies meet the Small Cap Portfolio's investment criteria (e.g., companies that are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have modest price to earnings ratios). The Investment Adviser considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio's, and therefore the Small Cap Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the
   Small Cap Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Small
   Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio's shares, and therefore the Small
   Cap Fund's shares, more than shares of a more diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Special Situations Risks: The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations,"
   such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small
   Cap Fund.

o  Management Risk: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Small Cap Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Small Cap
Fund's returns. The bar chart indicates the risks of investing in the Small Cap
Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the Russell 2000®
Index, which represent broad measures of market performance. The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares
(the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund's website at
http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Small Cap Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 41.80% Worst Quarter: 2008 Q4 -29.97%
The after-tax returns for the Small Cap Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Small Cap Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor Class A	The Small Cap Opportunities Fund (KSOAX) Advisor Class A Return Before Taxes	(18.80%)	(6.12%)	3.54%	3.54%	Dec 31, 2001	[1]
Advisor Class A After Taxes on Distributions	The Small Cap Opportunities Fund (KSOAX) Advisor Class A Return After Taxes on Distributions	(18.93%)	(6.32%)	3.26%	3.26%	Dec 31, 2001	[1]
Advisor Class A After Taxes on Distributions and Sales	The Small Cap Opportunities Fund (KSOAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	(12.05%)	(5.15%)	2.94%	2.94%	Dec 31, 2001	[1]
Advisor Class C	The Small Cap Fund (KSOCX) Advisor Class C Return Before Taxes	(14.29%)			(6.93%)	Feb 16, 2007	[1]
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	2.92%	Dec 31, 2001	[1]	(0.84%)	Feb 16, 2007	[1]
Russell 2000 ® Index	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	(4.18%)	0.15%	5.62%	5.62%	Dec 31, 2001	[1]	(0.65%)	Feb 16, 2007	[1]
[1]	The Small Cap Opportunities Fund's Advisor Class A shares commenced operations on December 31, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the four indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.

[1]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Small Cap Opportunities Fund (First Prospectus Summary) | Kinetics Small Cap Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE SMALL CAP OPPORTUNITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Small Cap Opportunities Fund (the "Small Cap Fund") is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund. You may qualify for sales charge discounts for
Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor Classes"
beginning on page 87 of the Funds' prospectus and "Purchasing Shares" beginning
		on page 49 of the Funds' statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Small Cap
Portfolio's, and therefore the Small Cap Fund's, performance. During the most recent fiscal year, the Small Cap Portfolio's portfolio turnover rate was 47% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year
		and that the Small Cap Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"), a
series of Kinetics Portfolios Trust. Under normal circumstances, the Small Cap
Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs,
GDRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also invest in
ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment. The Small Cap Portfolio's Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results. Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the
Investment Adviser's opinion, the companies meet the Small Cap Portfolio's investment criteria (e.g., companies that are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have modest price to earnings ratios). The Investment Adviser considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk
		reward profile than other investment(s) held by the Small Cap Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio's, and therefore the Small Cap Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the
   Small Cap Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Small
   Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio's shares, and therefore the Small
   Cap Fund's shares, more than shares of a more diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Special Situations Risks: The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations,"
   such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small
   Cap Fund.

o  Management Risk: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Small Cap Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio's shares, and therefore the Small Cap Fund's shares, more than shares of a more diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Small Cap
Fund's returns. The bar chart indicates the risks of investing in the Small Cap
Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the Russell 2000®
Index, which represent broad measures of market performance. The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares
(the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund's website at
		http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Small Cap Fund's returns. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the Russell 2000® Index, which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Small Cap Fund - Advisor Class A Calendar Year Returns as of 12/31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 41.80% Worst Quarter: 2008 Q4 -29.97%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Small Cap Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns for the Small Cap Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares
		only. After-tax returns for Advisor Class C shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Small Cap Opportunities Fund (First Prospectus Summary) | Kinetics Small Cap Opportunities Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001	[2]
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	(0.84%)
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Feb 16, 2007	[2]
Kinetics Small Cap Opportunities Fund (First Prospectus Summary) | Kinetics Small Cap Opportunities Fund | Russell 2000 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001	[2]
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	(0.65%)
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Feb 16, 2007	[2]
Kinetics Small Cap Opportunities Fund (First Prospectus Summary) | Kinetics Small Cap Opportunities Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	756
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,186
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,641
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,896
Annual Return 2002	rr_AnnualReturn2002	(30.35%)
Annual Return 2003	rr_AnnualReturn2003	66.08%
Annual Return 2004	rr_AnnualReturn2004	16.10%
Annual Return 2005	rr_AnnualReturn2005	12.83%
Annual Return 2006	rr_AnnualReturn2006	28.03%
Annual Return 2007	rr_AnnualReturn2007	19.36%
Annual Return 2008	rr_AnnualReturn2008	(58.00%)
Annual Return 2009	rr_AnnualReturn2009	57.80%
Annual Return 2010	rr_AnnualReturn2010	13.56%
Annual Return 2011	rr_AnnualReturn2011	(13.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.97%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Small Cap Opportunities Fund (KSOAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.12%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001	[2]
Kinetics Small Cap Opportunities Fund (First Prospectus Summary) | Kinetics Small Cap Opportunities Fund | Advisor Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Small Cap Opportunities Fund (KSOAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.93%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.32%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001	[2]
Kinetics Small Cap Opportunities Fund (First Prospectus Summary) | Kinetics Small Cap Opportunities Fund | Advisor Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Small Cap Opportunities Fund (KSOAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.15%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001	[2]
Kinetics Small Cap Opportunities Fund (First Prospectus Summary) | Kinetics Small Cap Opportunities Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	242
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	799
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,382
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,964
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Small Cap Fund (KSOCX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.29%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.93%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007	[2]

[1]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
[2]	The Small Cap Opportunities Fund's Advisor Class A shares commenced operations on December 31, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the four indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.
[3]	The Investment Adviser to the Small Cap Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Market Opportunities Fund (First Prospectus Summary) | Kinetics Market Opportunities Fund
THE MARKET OPPORTUNITIES FUND
Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the
Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled "Description of
Advisor Classes" beginning on page 87 of the Funds' prospectus and "Purchasing
Shares" beginning on page 49 of the Funds' statement of additional information.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees Kinetics Market Opportunities Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Kinetics Market Opportunities Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.43%	0.43%
Other Expenses		0.68%	0.68%
Total Annual Fund Operating Expenses		2.18%	2.68%
Less: Fee Waiver	[2]	0.29%	0.29%
Net Annual Fund Operating Expenses		1.89%	2.39%
[1]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
[2]	The Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the
Market Opportunities Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:
Expense Example Kinetics Market Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor Class A	756	1,192	1,652	2,923
Advisor Class C	242	805	1,394	2,991

Portfolio Turnover.
The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Market Opportunities Portfolio's, and therefore the Market
Opportunities Fund's, performance. During the most recent fiscal year, the
Market Opportunities Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategy
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics
Portfolios Trust. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks
(such as ADRs, GDRs and IDRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses, and in ETFs that invest significantly in such securities.  The Market Opportunities
Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment
Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways. Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage). High operating leverage describes a company's ability to experience rising profit margins as revenues increase. These companies may be large, medium or small in size if, in the Investment Adviser's opinion, these companies meet the Market Opportunities
Portfolio's investment criteria. The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs. Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this. Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities
Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market
Opportunities Fund, Market Opportunities Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio's, and therefore the Market Opportunities Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Sector Emphasis Risks: The Market Opportunities Portfolio's investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector. The Market
   Opportunities Portfolio's investments in the gaming sector may be adversely affected by changes in economic conditions. The casino industry is particularly susceptible to economic conditions that negatively affect tourism. Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies. In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

o  Small and Medium-Size Company Risks: The Market Opportunities Portfolio may
   invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market
   Opportunities Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with
   U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Market
   Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio's shares, and therefore the Market Opportunities Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The
   Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Market Opportunities Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Market
Opportunities Fund's returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities
Fund's performance from year to year (on a calendar year basis). The table shows how the Market Opportunities Fund's average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the
S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance. The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities
Fund or the Market Opportunities Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for
Advisor Class C shares were different than the returns shown below because each
Class of shares has different expenses. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.
The Market Opportunities Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 30.36% Worst Quarter: 2008 Q4 -27.26%
The after-tax returns for the Market Opportunities Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Market Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor Class A	The Market Opportunities Fund (KMKAX) Advisor Class A Return Before Taxes	(13.38%)	(2.80%)	0.77%	Jan 31, 2006	[1]
Advisor Class A After Taxes on Distributions	The Market Opportunities Fund (KMKAX) Advisor Class A Return After Taxes on Distributions	(13.48%)	(2.97%)	0.61%	Jan 31, 2006	[1]
Advisor Class A After Taxes on Distributions and Sales	The Market Opportunities Fund (KMKAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	(8.57%)	(2.35%)	0.66%	Jan 31, 2006	[1]
Advisor Class C	The Market Opportunities Fund (KMKCX) Advisor Class C Return Before Taxes	(8.51%)		(3.65%)	Feb 16, 2007	[1]
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	1.84%	Jan 31, 2006	[1]	(0.84%)	Feb 16, 2007	[1]
MSCI EAFE Index	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	(12.14%)	(4.72%)	(1.14%)	Jan 31, 2006	[1]	(5.66%)	Feb 16, 2007	[1]
[1]	The Market Opportunities Fund's Advisor Class A shares commenced operations on January 31, 2006 and Advisor Class C share commenced operations on February 16, 2007. The returns for the three indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Market Opportunities Fund (First Prospectus Summary) | Kinetics Market Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE MARKET OPPORTUNITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Market Opportunities Fund is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the
Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled "Description of
Advisor Classes" beginning on page 87 of the Funds' prospectus and "Purchasing
		Shares" beginning on page 49 of the Funds' statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Market Opportunities Portfolio's, and therefore the Market
Opportunities Fund's, performance. During the most recent fiscal year, the
Market Opportunities Portfolio's portfolio turnover rate was 14% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Market Opportunities Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund's operating expenses remain
		the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics
Portfolios Trust. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks
(such as ADRs, GDRs and IDRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses, and in ETFs that invest significantly in such securities.  The Market Opportunities
Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment
Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways. Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage). High operating leverage describes a company's ability to experience rising profit margins as revenues increase. These companies may be large, medium or small in size if, in the Investment Adviser's opinion, these companies meet the Market Opportunities
Portfolio's investment criteria. The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs. Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this. Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities
		Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market
Opportunities Fund, Market Opportunities Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio's, and therefore the Market Opportunities Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Sector Emphasis Risks: The Market Opportunities Portfolio's investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector. The Market
   Opportunities Portfolio's investments in the gaming sector may be adversely affected by changes in economic conditions. The casino industry is particularly susceptible to economic conditions that negatively affect tourism. Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies. In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

o  Small and Medium-Size Company Risks: The Market Opportunities Portfolio may
   invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market
   Opportunities Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with
   U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Market
   Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio's shares, and therefore the Market Opportunities Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The
   Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Market Opportunities Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio's shares, and therefore the Market Opportunities Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Market
Opportunities Fund's returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities
Fund's performance from year to year (on a calendar year basis). The table shows how the Market Opportunities Fund's average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the
S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance. The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities
Fund or the Market Opportunities Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for
Advisor Class C shares were different than the returns shown below because each
Class of shares has different expenses. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com/ or by calling
		the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Market Opportunities Fund's returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund's performance from year to year (on a calendar year basis). The table shows how the Market Opportunities Fund's average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com/
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Market Opportunities Fund - Advisor Class A Calendar Year Returns as of 12/31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 30.36% Worst Quarter: 2008 Q4 -27.26%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Market Opportunities Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns for the Market Opportunities Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C
		shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Market Opportunities Fund (First Prospectus Summary) | Kinetics Market Opportunities Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006	[1]
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	(0.84%)
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Feb 16, 2007	[1]
Kinetics Market Opportunities Fund (First Prospectus Summary) | Kinetics Market Opportunities Fund | MSCI EAFE Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.14%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006	[1]
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	(5.66%)
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Feb 16, 2007	[1]
Kinetics Market Opportunities Fund (First Prospectus Summary) | Kinetics Market Opportunities Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	756
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,192
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,652
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,923
Annual Return 2007	rr_AnnualReturn2007	33.54%
Annual Return 2008	rr_AnnualReturn2008	(54.91%)
Annual Return 2009	rr_AnnualReturn2009	49.66%
Annual Return 2010	rr_AnnualReturn2010	11.11%
Annual Return 2011	rr_AnnualReturn2011	8.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.26%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.80%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006	[1]
Kinetics Market Opportunities Fund (First Prospectus Summary) | Kinetics Market Opportunities Fund | Advisor Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.97%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006	[1]
Kinetics Market Opportunities Fund (First Prospectus Summary) | Kinetics Market Opportunities Fund | Advisor Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.57%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006	[1]
Kinetics Market Opportunities Fund (First Prospectus Summary) | Kinetics Market Opportunities Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	242
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,394
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,991
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKCX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.51%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.65%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2007	[1]

[1]	The Market Opportunities Fund's Advisor Class A shares commenced operations on January 31, 2006 and Advisor Class C share commenced operations on February 16, 2007. The returns for the three indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.
[2]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
[3]	The Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Water Infrastructure Fund (First Prospectus Summary) | Kinetics Water Infrastructure Fund
THE WATER INFRASTRUCTURE FUND
Investment Objectives
The investment objective of the Water Infrastructure Fund is long-term growth of capital.
The Water Infrastructure Fund seeks to obtain current income as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Water Infrastructure Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics
Funds. More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor
Classes" beginning on page 87 of the Funds' prospectus and "Purchasing Shares"
beginning on page 49 of the Funds' statement of additional information.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees Kinetics Water Infrastructure Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less , if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Kinetics Water Infrastructure Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.79%	0.79%
Other Expenses		1.04%	1.04%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	2.56%	3.06%
Less: Fee Waiver	[3]	0.65%	0.65%
Net Annual Fund Operating Expenses		1.91%	2.41%
[1]	This table and the example below reflect the aggregate expenses of the Water Infrastructure Fund and the Water Infrastructure Portfolio. The management fees paid by the Water Infrastructure Fund reflect the proportionate share of fees allocated to the Water Infrastructure Fund from the Water Infrastructure Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Water Infrastructure Fund's operating expenses and does not include AFFE.
[3]	The Investment Adviser to the Water Infrastructure Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the
Water Infrastructure Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Water Infrastructure Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Water Infrastructure Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Water Infrastructure Fund would be:
Expense Example Kinetics Water Infrastructure Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor Class A	758	1,267	1,802	3,258
Advisor Class C	244	884	1,549	3,329

Portfolio Turnover.
The Water Infrastructure Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Water Infrastructure Portfolio's, and therefore the Water
Infrastructure Fund's, performance. During the most recent fiscal year, the
Water Infrastructure Portfolio's portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategy
The Water Infrastructure Fund is a non-diversified fund that invests all of its investable assets in the Water Infrastructure Portfolio, a series of Kinetics
Portfolios Trust. Under normal circumstances, the Water Infrastructure Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, fixed-income securities such as bonds and debentures, and warrants, derivatives and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs), of
U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities, such as water production companies, water conditioning and desalination companies, water suppliers, water transport and distribution companies, companies specializing in the treatment of waste water, sewage and solid, liquid and chemical waste, companies operating sewage treatment plants and companies providing equipment, consulting and engineering services in connection with the above-described activities and those companies that are dependent on water usage in industries such as agriculture, timber, oil and gas service, hydroelectricity and alternative renewable energy. For purposes of this 80% policy, a company will be considered in the water infrastructure or natural resources industry if at least 50% of its revenues come from water-related activities or if it is included in a major water index. The Water Infrastructure Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment. Cash and cash equivalents committed as collateral and/or cover for options on water infrastructure or natural resources securities are included for purposes of this 80% policy.

Under normal circumstances, the Water Infrastructure Portfolio may invest up to
100% of its net assets in fixed income securities. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the
Water Infrastructure Portfolio may invest; provided, however, that the Water
Infrastructure Portfolio will invest no more than 80% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser uses a value-based strategy in managing the Water
Infrastructure Portfolio, which means that both equity and fixed income security purchase selections will be based primarily upon current relative valuation of company fundamentals, although the growth prospects of respective companies within the global water industry will also be considered. When determining the intrinsic value of each potential company for the Water Infrastructure
Portfolio, the Investment Adviser will primarily focus on traditional valuation metrics including, but not limited to, price to earnings, price to cash flow, book value, price to sales, return on equity, and return on invested capital. In addition, the Investment Adviser will evaluate the estimated growth prospect for each company by evaluating such metrics as forward price to earnings, and will also use merger and acquisition metrics and sum of the parts valuation (break-up value or private market value) to better ascertain market and intrinsic valuation.

The Investment Adviser may decide to sell part or all of a security's position if the Investment Adviser believes that a security is excessively valued, has experienced deteriorating fundamentals or experienced a detrimental change in the management of a portfolio holding's business focus, or if the Investment
Adviser has received misleading information about the security from the company's management.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Water Infrastructure Fund, and indirectly the Water Infrastructure Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Water
Infrastructure Fund, Water Infrastructure Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Water Infrastructure Portfolio, and therefore the Water Infrastructure Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Water Infrastructure Portfolio's, and therefore the Water Infrastructure Fund's, investment objective.

o  Liquidity Risks: The Water Infrastructure Portfolio's investments in the securities of small and medium capitalization companies and in non-investment grade fixed income securities makes the Water Infrastructure Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

o  Small and Medium-Size Company Risks: The Water Infrastructure Portfolio may
   invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Water
   Infrastructure Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Water Infrastructure Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Water Infrastructure Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with
   U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Water
   Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure
   Portfolio's shares, and therefore the Water Infrastructure Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Water Infrastructure Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

o  Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Water Infrastructure Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Water Infrastructure Industry Concentration Risks: Adverse developments in the water industry may significantly affect the value of the shares of the Water
   Infrastructure Fund. Companies involved in the water industry are subject to environmental considerations, changes in taxation and government regulation, price and supply fluctuations, changes in technology, competition and water conservation. There can be no assurances that the regulatory environment will remain the same. Unfavorable regulatory rulings, including structural changes to pricing and the competitive playing field, may affect the underlying companies' ability to produce favorable returns.

o  Value Style Risks: Over time, a value-based investment style may go in and out of favor, causing the Water Infrastructure Portfolio to sometimes under-perform other funds that use different investment styles, such as a growth-based investment style.

o  Derivatives Risks: The Water Infrastructure Portfolio's investments in options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Water Infrastructure Portfolio. To the extent the Water Infrastructure Portfolio segregates assets to cover derivative positions, the Water Infrastructure Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Water Infrastructure Portfolio properly in a manner consistent with its stated investment objective.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Water Infrastructure Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The
   Water Infrastructure Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Natural Resources Investment Risks: Investments in companies with a specific water theme and related activities in natural resources industries can be significantly affected by (often rapid) changes in the supply of, or demand for, various natural resources. These companies also may be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

o  Management Risk: There is no guarantee that the Water Infrastructure Fund will meet its investment objective. The Investment Adviser cannot guarantee the performance of the Water Infrastructure Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Water Infrastructure Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to value equity investing;

o  want to allocate some portion of their long-term investments to international equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Water
Infrastructure Fund's returns. The bar chart indicates the risks of investing in the Water Infrastructure Fund by showing the changes in the Water Infrastructure
Fund's performance from year to year (on a calendar year basis). The table shows how the Water Infrastructure Fund's average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the
S&P 500® Index, the ISE Water Index, the Palisades Water Index and the S&P®
Global Water Index, which represent broad measures of market performance. The past performance of the Water Infrastructure Fund, before and after taxes, is not necessarily an indication of how the Water Infrastructure Fund or the Water
Infrastructure Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the
Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Water Infrastructure Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 17.81% Worst Quarter: 2011 Q3 -14.15%
The after-tax returns for the Water Infrastructure Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Water Infrastructure Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Advisor Class A	The Water Infrastructure Fund (KWIAX) Advisor Class A Return Before Taxes	(10.55%)	(5.98%)	Jun 29, 2007
Advisor Class A After Taxes on Distributions	The Water Infrastructure Fund (KWIAX) Advisor Class A Return After Taxes on Distributions	(11.08%)	(6.16%)	Jun 29, 2007
Advisor Class A After Taxes on Distributions and Sales	The Water Infrastructure Fund (KWIAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	(6.81%)	(5.07%)	Jun 29, 2007
Advisor Class C	The Water Infrastructure Fund (KWICX) Advisor Class C Return Before Taxes	(5.51%)	(5.20%)	Jun 29, 2007
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(1.75%)	Jun 29, 2007
ISE Water Index	ISE Water Index	(6.27%)	(1.13%)	Jun 29, 2007
Palisades Water Index	Palisades Water Index	(10.94%)	(3.64%)	Jun 29, 2007
S&P® Global Water Index	S&P® Global Water Index (reflects no deductions for fees, expenses or taxes)	(6.74%)	(2.39%)	Jun 29, 2007

Effective December 31, 2011, the ISE Water Index and the Palisades Water Index have replaced the S&P® Global Water Index as more appropriate comparative benchmarks for the Water Infrastructure Fund.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Water Infrastructure Fund (First Prospectus Summary) | Kinetics Water Infrastructure Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE WATER INFRASTRUCTURE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Water Infrastructure Fund is long-term growth of capital.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	The Water Infrastructure Fund seeks to obtain current income as a secondary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Water Infrastructure Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics
Funds. More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor
Classes" beginning on page 87 of the Funds' prospectus and "Purchasing Shares"
		beginning on page 49 of the Funds' statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Water Infrastructure Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Water Infrastructure Portfolio's, and therefore the Water
Infrastructure Fund's, performance. During the most recent fiscal year, the
Water Infrastructure Portfolio's portfolio turnover rate was 69% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Water Infrastructure Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Water Infrastructure Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Water Infrastructure Fund's operating expenses remain the
		same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Water Infrastructure Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Water Infrastructure Fund is a non-diversified fund that invests all of its investable assets in the Water Infrastructure Portfolio, a series of Kinetics
Portfolios Trust. Under normal circumstances, the Water Infrastructure Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, fixed-income securities such as bonds and debentures, and warrants, derivatives and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs), of
U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities, such as water production companies, water conditioning and desalination companies, water suppliers, water transport and distribution companies, companies specializing in the treatment of waste water, sewage and solid, liquid and chemical waste, companies operating sewage treatment plants and companies providing equipment, consulting and engineering services in connection with the above-described activities and those companies that are dependent on water usage in industries such as agriculture, timber, oil and gas service, hydroelectricity and alternative renewable energy. For purposes of this 80% policy, a company will be considered in the water infrastructure or natural resources industry if at least 50% of its revenues come from water-related activities or if it is included in a major water index. The Water Infrastructure Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment. Cash and cash equivalents committed as collateral and/or cover for options on water infrastructure or natural resources securities are included for purposes of this 80% policy.

Under normal circumstances, the Water Infrastructure Portfolio may invest up to
100% of its net assets in fixed income securities. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the
Water Infrastructure Portfolio may invest; provided, however, that the Water
Infrastructure Portfolio will invest no more than 80% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser uses a value-based strategy in managing the Water
Infrastructure Portfolio, which means that both equity and fixed income security purchase selections will be based primarily upon current relative valuation of company fundamentals, although the growth prospects of respective companies within the global water industry will also be considered. When determining the intrinsic value of each potential company for the Water Infrastructure
Portfolio, the Investment Adviser will primarily focus on traditional valuation metrics including, but not limited to, price to earnings, price to cash flow, book value, price to sales, return on equity, and return on invested capital. In addition, the Investment Adviser will evaluate the estimated growth prospect for each company by evaluating such metrics as forward price to earnings, and will also use merger and acquisition metrics and sum of the parts valuation (break-up value or private market value) to better ascertain market and intrinsic valuation.

The Investment Adviser may decide to sell part or all of a security's position if the Investment Adviser believes that a security is excessively valued, has experienced deteriorating fundamentals or experienced a detrimental change in the management of a portfolio holding's business focus, or if the Investment
Adviser has received misleading information about the security from the
		company's management.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Water Infrastructure Fund, and indirectly the Water Infrastructure Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Water
Infrastructure Fund, Water Infrastructure Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Water Infrastructure Portfolio, and therefore the Water Infrastructure Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Water Infrastructure Portfolio's, and therefore the Water Infrastructure Fund's, investment objective.

o  Liquidity Risks: The Water Infrastructure Portfolio's investments in the securities of small and medium capitalization companies and in non-investment grade fixed income securities makes the Water Infrastructure Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

o  Small and Medium-Size Company Risks: The Water Infrastructure Portfolio may
   invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Water
   Infrastructure Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Water Infrastructure Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Water Infrastructure Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with
   U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Water
   Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure
   Portfolio's shares, and therefore the Water Infrastructure Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Water Infrastructure Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

o  Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Water Infrastructure Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Water Infrastructure Industry Concentration Risks: Adverse developments in the water industry may significantly affect the value of the shares of the Water
   Infrastructure Fund. Companies involved in the water industry are subject to environmental considerations, changes in taxation and government regulation, price and supply fluctuations, changes in technology, competition and water conservation. There can be no assurances that the regulatory environment will remain the same. Unfavorable regulatory rulings, including structural changes to pricing and the competitive playing field, may affect the underlying companies' ability to produce favorable returns.

o  Value Style Risks: Over time, a value-based investment style may go in and out of favor, causing the Water Infrastructure Portfolio to sometimes under-perform other funds that use different investment styles, such as a growth-based investment style.

o  Derivatives Risks: The Water Infrastructure Portfolio's investments in options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Water Infrastructure Portfolio. To the extent the Water Infrastructure Portfolio segregates assets to cover derivative positions, the Water Infrastructure Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Water Infrastructure Portfolio properly in a manner consistent with its stated investment objective.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Water Infrastructure Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The
   Water Infrastructure Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Natural Resources Investment Risks: Investments in companies with a specific water theme and related activities in natural resources industries can be significantly affected by (often rapid) changes in the supply of, or demand for, various natural resources. These companies also may be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

o  Management Risk: There is no guarantee that the Water Infrastructure Fund will meet its investment objective. The Investment Adviser cannot guarantee the performance of the Water Infrastructure Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Water Infrastructure Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to value equity investing;

o  want to allocate some portion of their long-term investments to international equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Water Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure Portfolio's shares, and therefore the Water Infrastructure Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Water
Infrastructure Fund's returns. The bar chart indicates the risks of investing in the Water Infrastructure Fund by showing the changes in the Water Infrastructure
Fund's performance from year to year (on a calendar year basis). The table shows how the Water Infrastructure Fund's average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the
S&P 500® Index, the ISE Water Index, the Palisades Water Index and the S&P®
Global Water Index, which represent broad measures of market performance. The past performance of the Water Infrastructure Fund, before and after taxes, is not necessarily an indication of how the Water Infrastructure Fund or the Water
Infrastructure Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the
Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free
		at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Water Infrastructure Fund's returns. The bar chart indicates the risks of investing in the Water Infrastructure Fund by showing the changes in the Water Infrastructure Fund's performance from year to year (on a calendar year basis). The table shows how the Water Infrastructure Fund's average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index, the ISE Water Index, the Palisades Water Index and the S&P® Global Water Index, which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Water Infrastructure Fund, before and after taxes, is not necessarily an indication of how the Water Infrastructure Fund or the Water Infrastructure Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Water Infrastructure Fund - Advisor Class A Calendar Year Returns as of 12/31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 17.81% Worst Quarter: 2011 Q3 -14.15%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Water Infrastructure Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns for the Water Infrastructure Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C
		shares will differ.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	Effective December 31, 2011, the ISE Water Index and the Palisades Water Index have replaced the S&P® Global Water Index as more appropriate comparative benchmarks for the Water Infrastructure Fund.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Water Infrastructure Fund (First Prospectus Summary) | Kinetics Water Infrastructure Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.75%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (First Prospectus Summary) | Kinetics Water Infrastructure Fund | ISE Water Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	ISE Water Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.27%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.13%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (First Prospectus Summary) | Kinetics Water Infrastructure Fund | Palisades Water Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Palisades Water Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.94%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.64%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (First Prospectus Summary) | Kinetics Water Infrastructure Fund | S&P® Global Water Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P® Global Water Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.74%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.39%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (First Prospectus Summary) | Kinetics Water Infrastructure Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less , if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.91%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	758
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,267
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,802
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,258
Annual Return 2008	rr_AnnualReturn2008	(25.37%)
Annual Return 2009	rr_AnnualReturn2009	16.21%
Annual Return 2010	rr_AnnualReturn2010	(4.80%)
Annual Return 2011	rr_AnnualReturn2011	(5.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.15%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Water Infrastructure Fund (KWIAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.55%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.98%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (First Prospectus Summary) | Kinetics Water Infrastructure Fund | Advisor Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Water Infrastructure Fund (KWIAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.08%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.16%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (First Prospectus Summary) | Kinetics Water Infrastructure Fund | Advisor Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Water Infrastructure Fund (KWIAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.07%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (First Prospectus Summary) | Kinetics Water Infrastructure Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less , if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.06%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	244
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	884
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,549
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,329
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Water Infrastructure Fund (KWICX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.51%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.20%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007

[1]	This table and the example below reflect the aggregate expenses of the Water Infrastructure Fund and the Water Infrastructure Portfolio. The management fees paid by the Water Infrastructure Fund reflect the proportionate share of fees allocated to the Water Infrastructure Fund from the Water Infrastructure Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Water Infrastructure Fund's operating expenses and does not include AFFE.
[3]	The Investment Adviser to the Water Infrastructure Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Multi-Disciplinary Fund (First Prospectus Summary) | Kinetics Multi-Disciplinary Fund
THE MULTI-DISCIPLINARY FUND
Investment Objectives
The investment objective of the Multi-Disciplinary Fund is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics
Funds. More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor
Classes" beginning on page 87 of the Funds' prospectus and "Purchasing Shares"
beginning on page 49 of the Funds' statement of additional information.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees Kinetics Multi-Disciplinary Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Kinetics Multi-Disciplinary Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.89%	0.89%
Other Expenses		1.14%	1.14%
Total Annual Fund Operating Expenses	[2]	2.64%	3.14%
Less: Fee Waiver	[3]	0.89%	0.89%
Net Annual Fund Operating Expenses		1.75%	2.25%
[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include 0.01% attributed to AFFE.
[3]	The Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.74% and 2.24%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:
Expense Example Kinetics Multi-Disciplinary Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor Class A	743	1,269	1,820	3,316
Advisor Class C	228	885	1,567	3,387

Portfolio Turnover.
The Multi-Disciplinary Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Multi-Disciplinary Portfolio's, and therefore the Multi-Disciplinary
Fund's, performance.  During the most recent fiscal year, the Multi-Disciplinary
Portfolio's portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategy
The Multi-Disciplinary Fund is a non-diversified fund that invests all of its investable assets in the Multi-Disciplinary Portfolio, a series of Kinetics
Portfolios Trust. "Total Return" sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio's investments, plus capital appreciation. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income ETFs, and derivatives components. Under normal circumstances, the
Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers. Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years. However, there is no limit as to the maturities or credit ratings associated with such bonds. The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries. The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade ("junk" bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 95% of its net assets in selling equity put options. The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return. The Multi-Disciplinary
Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid. In connection with the Multi-Disciplinary Portfolio's positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable
Securities and Exchange Commission ("SEC") requirements.

The Investment Adviser uses a bottom-up approach in managing the
Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities. By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company's current valuation and earning potential and assesses the company's competitive positioning. The bonds purchased in the Multi-Disciplinary Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments. All of the same characteristics apply, however, in the
Multi-Disciplinary Portfolio option premiums are also considered.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade
Multi-Disciplinary Portfolio securities.
Principal Investment Risks
The Multi-Disciplinary Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary
Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Derivatives Risks: The Multi-Disciplinary Portfolio's investments in futures, options and swaps and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the
   Multi-Disciplinary Portfolio. To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary
   Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment objective.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

o  Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

o  Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the
   Multi-Disciplinary Portfolio's, and therefore the Multi-Disciplinary Fund's, investment objective.

o  Liquidity Risks: The Multi-Disciplinary Portfolio's investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Multi-Disciplinary Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio's shares, and therefore the Multi-Disciplinary Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Management Risk: There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Multi-Disciplinary Fund may be appropriate for investors who:

o  wish to invest for the long-term; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the
Multi-Disciplinary Fund's returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the
Multi-Disciplinary Fund's performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Fund's average annual returns, before and after taxes (after taking into account any sales charges)
compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500
BuyWrite Index (the "BXM Index") and the CBOE S&P 500 PutWrite Index (the "PUT
Index"), that reflect the strategies employed by the Investment Adviser. The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the
Multi-Disciplinary Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the
Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Multi-Disciplinary Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 10.20% Worst Quarter: 2011 Q3 -12.33%
The after-tax returns for the Multi-Disciplinary Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Multi-Disciplinary Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Advisor Class A	The Multi-Disciplinary Fund (KMDAX) Advisor Class A Return Before Taxes	(5.79%)	1.72%	Feb 11, 2008
Advisor Class A After Taxes on Distributions	The Multi-Disciplinary Fund (KMDAX) Advisor Class A Return After Taxes on Distributions	(6.99%)	0.65%	Feb 11, 2008
Advisor Class A After Taxes on Distributions and Sales	The Multi-Disciplinary Fund (KMDAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	(3.72%)	0.86%	Feb 11, 2008
Advisor Class C	The Multi-Disciplinary Fund (KMDCX) Advisor Class C Return Before Taxes	(0.49%)	2.78%	Feb 11, 2008
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	0.62%	Feb 11, 2008
BXM Index	BXM Index (reflects no deductions for fees, expenses or taxes)	5.72%	1.77%	Feb 11, 2008
PUT Index	PUT Index (reflects no deductions for fees, expenses or taxes)	6.17%	4.26%	Feb 11, 2008

[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Multi-Disciplinary Fund (First Prospectus Summary) | Kinetics Multi-Disciplinary Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE MULTI-DISCIPLINARY FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Multi-Disciplinary Fund is total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics
Funds. More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor
Classes" beginning on page 87 of the Funds' prospectus and "Purchasing Shares"
		beginning on page 49 of the Funds' statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Multi-Disciplinary Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Multi-Disciplinary Portfolio's, and therefore the Multi-Disciplinary
Fund's, performance.  During the most recent fiscal year, the Multi-Disciplinary
Portfolio's portfolio turnover rate was 74% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include 0.01% attributed to AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Fund's operating expenses remain the
		same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Multi-Disciplinary Fund is a non-diversified fund that invests all of its investable assets in the Multi-Disciplinary Portfolio, a series of Kinetics
Portfolios Trust. "Total Return" sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio's investments, plus capital appreciation. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income ETFs, and derivatives components. Under normal circumstances, the
Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers. Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years. However, there is no limit as to the maturities or credit ratings associated with such bonds. The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries. The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade ("junk" bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 95% of its net assets in selling equity put options. The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return. The Multi-Disciplinary
Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid. In connection with the Multi-Disciplinary Portfolio's positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable
Securities and Exchange Commission ("SEC") requirements.

The Investment Adviser uses a bottom-up approach in managing the
Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities. By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company's current valuation and earning potential and assesses the company's competitive positioning. The bonds purchased in the Multi-Disciplinary Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments. All of the same characteristics apply, however, in the
Multi-Disciplinary Portfolio option premiums are also considered.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade
		Multi-Disciplinary Portfolio securities.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Multi-Disciplinary Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary
Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Derivatives Risks: The Multi-Disciplinary Portfolio's investments in futures, options and swaps and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the
   Multi-Disciplinary Portfolio. To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary
   Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment objective.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

o  Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

o  Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the
   Multi-Disciplinary Portfolio's, and therefore the Multi-Disciplinary Fund's, investment objective.

o  Liquidity Risks: The Multi-Disciplinary Portfolio's investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Multi-Disciplinary Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio's shares, and therefore the Multi-Disciplinary Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Management Risk: There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Multi-Disciplinary Fund may be appropriate for investors who:

o  wish to invest for the long-term; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	The Multi-Disciplinary Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio's shares, and therefore the Multi-Disciplinary Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the
Multi-Disciplinary Fund's returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the
Multi-Disciplinary Fund's performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Fund's average annual returns, before and after taxes (after taking into account any sales charges)
compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500
BuyWrite Index (the "BXM Index") and the CBOE S&P 500 PutWrite Index (the "PUT
Index"), that reflect the strategies employed by the Investment Adviser. The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the
Multi-Disciplinary Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the
Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free
		at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Fund's returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the Multi-Disciplinary Fund's performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Fund's average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500 BuyWrite Index (the "BXM Index") and the CBOE S&P 500 PutWrite Index (the "PUT Index"), that reflect the strategies employed by the Investment Adviser.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the Multi-Disciplinary Portfolio will perform in the future.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Bar Chart, Heading	rr_BarChartHeading	The Multi-Disciplinary Fund - Advisor Class A Calendar Year Returns as of 12/31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 10.20% Worst Quarter: 2011 Q3 -12.33%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Multi-Disciplinary Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class A shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns for the Multi-Disciplinary Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C
		shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Multi-Disciplinary Fund (First Prospectus Summary) | Kinetics Multi-Disciplinary Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Kinetics Multi-Disciplinary Fund (First Prospectus Summary) | Kinetics Multi-Disciplinary Fund | BXM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BXM Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Kinetics Multi-Disciplinary Fund (First Prospectus Summary) | Kinetics Multi-Disciplinary Fund | PUT Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	PUT Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Kinetics Multi-Disciplinary Fund (First Prospectus Summary) | Kinetics Multi-Disciplinary Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.89%
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.64%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,269
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,820
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,316
Annual Return 2009	rr_AnnualReturn2009	22.73%
Annual Return 2010	rr_AnnualReturn2010	12.64%
Annual Return 2011	rr_AnnualReturn2011	(0.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.33%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.79%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Kinetics Multi-Disciplinary Fund (First Prospectus Summary) | Kinetics Multi-Disciplinary Fund | Advisor Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.99%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Kinetics Multi-Disciplinary Fund (First Prospectus Summary) | Kinetics Multi-Disciplinary Fund | Advisor Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Kinetics Multi-Disciplinary Fund (First Prospectus Summary) | Kinetics Multi-Disciplinary Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.89%
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.14%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	228
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	885
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,567
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,387
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDCX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.49%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008

[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include 0.01% attributed to AFFE.
[3]	The Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.74% and 2.24%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Internet Fund (Second Prospectus Summary) | Kinetics Internet Fund
The Internet Fund
Investment Objectives
The investment objective of the Internet Fund is long-term growth of capital.
The Internet Fund seeks to obtain current income as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)
Kinetics Internet Fund No Load Class	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Internet Fund No Load Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.44%
Other Expenses		0.69%
Total Annual Fund Operating Expenses		1.94%
Less: Fee Waiver	[2]	0.05%
Net Annual Fund Operating Expenses		1.89%
[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to each portfolio ("Portfolio") of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89%, excluding Acquired Fund Fees and Expenses ("AFFE"), through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Internet Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Internet Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Internet Fund No Load Class	192	604	1,042	2,260

Portfolio Turnover.
The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the
Internet Portfolio's, and therefore the Internet Fund's, performance. During the most recent fiscal year, the Internet Portfolio's portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategy
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as American Depositary Receipts ("ADRs"), Global Depositary
Receipts ("GDRs") and International Depositary Receipts ("IDRs")), of U.S. and
foreign companies engaged in the Internet and Internet-related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers,
Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications. The Internet Portfolio may also invest in exchange-traded funds ("ETFs") and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The
Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the
Investment Adviser looks at the amount of capital a company currently expends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund, and indirectly the
Internet Portfolio, are listed below and could adversely affect the net asset value ("NAV"), total return and value of the Internet Fund, Internet Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio's, and therefore the Internet Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Internet Industry Concentration Risks: Investing a substantial portion of the
   Internet Portfolio's assets in the Internet industry carries the risk that
   Internet-related securities will decline in price due to Internet developments.
   Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o  Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider,
   " such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio's shares, and therefore the Internet Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Internet Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Internet
Fund's returns. The bar chart indicates the risks of investing in the Internet
Fund by showing the changes in the Internet Fund's performance from year to year
(on a calendar year basis). The table shows how the Internet Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet
Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Internet Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter: 2009 Q2 26.04% Worst Quarter: 2008 Q4 -21.36%
The Internet Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes  Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a
401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Internet Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
No Load Class	The Internet Fund (WWWFX) No Load Return Before Taxes	(1.98%)	5.28%	5.75%	14.31%	Oct 21, 1996	[1]
No Load Class After Taxes on Distributions	The Internet Fund (WWWFX) No Load Return After Taxes on Distributions	(2.08%)	5.18%	5.60%	14.20%	Oct 21, 1996	[1]
No Load Class After Taxes on Distributions and Sales	The Internet Fund (WWWFX) No Load Return After Taxes on Distributions and Sale of Fund Shares	(1.15%)	4.51%	4.97%	13.20%	Oct 21, 1996	[1]
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%				5.70%	Oct 21, 1996	[1]
NASDAQ Composite® Index	NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)	(1.80%)	1.52%	2.94%				5.03%	Oct 21, 1996	[1]
[1]	The Internet Fund's No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund's No Load Class shares.

[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Internet Fund (Second Prospectus Summary) | Kinetics Internet Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Internet Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Internet Fund is long-term growth of capital.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	The Internet Fund seeks to obtain current income as a secondary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the
Internet Portfolio's, and therefore the Internet Fund's, performance. During the most recent fiscal year, the Internet Portfolio's portfolio turnover rate
		was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Internet Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Internet Fund's operating expenses remain
		the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as American Depositary Receipts ("ADRs"), Global Depositary
Receipts ("GDRs") and International Depositary Receipts ("IDRs")), of U.S. and
foreign companies engaged in the Internet and Internet-related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers,
Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications. The Internet Portfolio may also invest in exchange-traded funds ("ETFs") and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The
Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the
Investment Adviser looks at the amount of capital a company currently expends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk
		reward profile than other investment(s) held by the Internet Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund, and indirectly the
Internet Portfolio, are listed below and could adversely affect the net asset value ("NAV"), total return and value of the Internet Fund, Internet Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio's, and therefore the Internet Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Internet Industry Concentration Risks: Investing a substantial portion of the
   Internet Portfolio's assets in the Internet industry carries the risk that
   Internet-related securities will decline in price due to Internet developments.
   Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o  Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider,
   " such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio's shares, and therefore the Internet Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Internet Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio's shares, and therefore the Internet Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Internet
Fund's returns. The bar chart indicates the risks of investing in the Internet
Fund by showing the changes in the Internet Fund's performance from year to year
(on a calendar year basis). The table shows how the Internet Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet
Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com or by calling
		the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Internet Fund's returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund's performance from year to year (on a calendar year basis). The table shows how the Internet Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite Index, both of which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Internet Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2009 Q2 26.04% Worst Quarter: 2008 Q4 -21.36%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Internet Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Internet Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes  Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a
401(k) plan or an individual retirement account ("IRA"), the information on
		after-tax returns is not relevant to your investment.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Internet Fund (Second Prospectus Summary) | Kinetics Internet Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception Tertiary	ck0001083387_AverageAnnualReturnSinceInceptionTertiary	5.70%
Average Annual Returns, Inception Date Tertiary	ck0001083387_AverageAnnualReturnInceptionDateTertiary	Oct 21, 1996	[2]
Kinetics Internet Fund (Second Prospectus Summary) | Kinetics Internet Fund | NASDAQ Composite® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.94%
Average Annual Returns, Since Inception Tertiary	ck0001083387_AverageAnnualReturnSinceInceptionTertiary	5.03%
Average Annual Returns, Inception Date Tertiary	ck0001083387_AverageAnnualReturnInceptionDateTertiary	Oct 21, 1996	[2]
Kinetics Internet Fund (Second Prospectus Summary) | Kinetics Internet Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	604
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,260
Annual Return 2002	rr_AnnualReturn2002	(23.44%)
Annual Return 2003	rr_AnnualReturn2003	40.11%
Annual Return 2004	rr_AnnualReturn2004	10.06%
Annual Return 2005	rr_AnnualReturn2005	(1.69%)
Annual Return 2006	rr_AnnualReturn2006	16.50%
Annual Return 2007	rr_AnnualReturn2007	26.81%
Annual Return 2008	rr_AnnualReturn2008	(42.24%)
Annual Return 2009	rr_AnnualReturn2009	48.61%
Annual Return 2010	rr_AnnualReturn2010	21.18%
Annual Return 2011	rr_AnnualReturn2011	(1.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.36%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Internet Fund (WWWFX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 1996	[2]
Kinetics Internet Fund (Second Prospectus Summary) | Kinetics Internet Fund | No Load Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Internet Fund (WWWFX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.08%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 1996	[2]
Kinetics Internet Fund (Second Prospectus Summary) | Kinetics Internet Fund | No Load Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Internet Fund (WWWFX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.15%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 1996	[2]

[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
[2]	The Internet Fund's No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund's No Load Class shares.
[3]	Kinetics Asset Management LLC, the investment adviser to each portfolio ("Portfolio") of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89%, excluding Acquired Fund Fees and Expenses ("AFFE"), through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Global Fund (Second Prospectus Summary) | Kinetics Global Fund
The Global Fund
Investment Objective
The investment objective of the Global Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees	Kinetics Global Fund No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Global Fund No Load Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.25%
Other Operating Expenses		2.45%
Other Expenses		2.70%
Total Annual Fund Operating Expenses	[2]	3.95%
Less: Fee Waiver	[3]	2.55%
Net Annual Fund Operating Expenses		1.40%
[1]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.01% attributed to AFFE.
[3]	The Investment Adviser to the Global Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.39%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in No Load
Class shares of the Global Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Global Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Global Fund No Load Class	143	970	1,814	4,004

Portfolio Turnover.
The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Global
Portfolio's, and therefore the Global Fund's, performance. During the most recent fiscal year, the Global Portfolio's portfolio turnover rate was 135% of the average value of its portfolio.
Principal Investment Strategy
The Global Fund is a non-diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in ETFs.
Foreign companies are those companies with their primary place of business or headquarters located outside the U.S. The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in a least 3 countries, which may include the U.S. The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging. This evaluation by the Investment Adviser includes consideration of a company's potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency. The Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.
Principal Investment Risks
The Global Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the
Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the NAV, total return and value of the Global Fund, Global
Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio's, and therefore the Global Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Global
   Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio's shares, and therefore the Global
   Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

o  Derivatives Risks: The Global Portfolio's investments in P-notes and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

o  Management Risk: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Global Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Global
Fund's returns. The bar chart indicates the risks of investing in the Global
Fund by showing the changes in the Global Fund's performance from year to year
(on a calendar year basis). The table shows how the Global Fund's average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index ("MSCI ACWI Index"), which represent broad measures of market performance. As of March 14, 2008, the Global
Fund and the Global Portfolio, which were formerly known as the Internet
Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus. The performance shown for the periods or portion of periods prior to March 14, 2008 represents performance of the Global Portfolio's prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the
Internet and Internet-related activities. The past performance of the Global
Fund, before and after taxes, is not necessarily an indication of how the Global
Fund or the Global Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Global Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter: 2009 Q2 37.66% Worst Quarter: 2008 Q3 -20.53%
The Global Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Global Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
No Load Class	The Global Fund (WWWEX) No Load Return Before Taxes	(15.41%)	(2.69%)	1.27%	(5.81%)	Dec 31, 1999	[1]
No Load Class After Taxes on Distributions	The Global Fund (WWWEX) No Load Return After Taxes on Distributions	(15.25%)	(2.98%)	0.79%	(6.18%)	Dec 31, 1999	[1]
No Load Class After Taxes on Distributions and Sales	The Global Fund (WWWEX) No Load Return After Taxes on Distributions and Sale of Fund Shares	(9.63%)	(2.25%)	0.93%	(4.75%)	Dec 31, 1999	[1]
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%				0.55%	Dec 31, 1999	[1]
MSCI ACWI Index	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes	(7.35%)	(1.93%)	4.24%				0.71%	Dec 31, 1999	[1]
[1]	The Global Fund's No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund's No Load Class shares.

[1]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Global Fund (Second Prospectus Summary) | Kinetics Global Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Global Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Fund is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Global
Portfolio's, and therefore the Global Fund's, performance. During the most recent fiscal year, the Global Portfolio's portfolio turnover rate was 135% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.01% attributed to AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in No Load
Class shares of the Global Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year
		and that the Global Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Global Fund is a non-diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in ETFs.
Foreign companies are those companies with their primary place of business or headquarters located outside the U.S. The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in a least 3 countries, which may include the U.S. The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging. This evaluation by the Investment Adviser includes consideration of a company's potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency. The Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk
		reward profile than other investment(s) held by the Global Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Global Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the
Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the NAV, total return and value of the Global Fund, Global
Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio's, and therefore the Global Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Global
   Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio's shares, and therefore the Global
   Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

o  Derivatives Risks: The Global Portfolio's investments in P-notes and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

o  Management Risk: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Global Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	The Global Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affec the overall value of the Global Portfolio's shares, and therefore the Global Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Global
Fund's returns. The bar chart indicates the risks of investing in the Global
Fund by showing the changes in the Global Fund's performance from year to year
(on a calendar year basis). The table shows how the Global Fund's average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index ("MSCI ACWI Index"), which represent broad measures of market performance. As of March 14, 2008, the Global
Fund and the Global Portfolio, which were formerly known as the Internet
Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus. The performance shown for the periods or portion of periods prior to March 14, 2008 represents performance of the Global Portfolio's prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the
Internet and Internet-related activities. The past performance of the Global
Fund, before and after taxes, is not necessarily an indication of how the Global
Fund or the Global Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com
		or by calling the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Global Fund's returns. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund's performance from year to year (on a calendar year basis). The table shows how the Global Fund's average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index ("MSCI ACWI Index"), which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Global Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2009 Q2 37.66% Worst Quarter: 2008 Q3 -20.53%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Global Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Global Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your
		investment.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Global Fund (Second Prospectus Summary) | Kinetics Global Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	0.55%
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Dec 31, 1999	[2]
Kinetics Global Fund (Second Prospectus Summary) | Kinetics Global Fund | MSCI ACWI Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.93%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.24%
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	0.71%
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Dec 31, 1999	[2]
Kinetics Global Fund (Second Prospectus Summary) | Kinetics Global Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	2.45%
Other Expenses	rr_OtherExpensesOverAssets	2.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.95%	[3]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(2.55%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	970
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,814
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,004
Annual Return 2002	rr_AnnualReturn2002	(24.65%)
Annual Return 2003	rr_AnnualReturn2003	33.56%
Annual Return 2004	rr_AnnualReturn2004	7.67%
Annual Return 2005	rr_AnnualReturn2005	2.65%
Annual Return 2006	rr_AnnualReturn2006	16.90%
Annual Return 2007	rr_AnnualReturn2007	4.27%
Annual Return 2008	rr_AnnualReturn2008	(50.72%)
Annual Return 2009	rr_AnnualReturn2009	66.86%
Annual Return 2010	rr_AnnualReturn2010	20.30%
Annual Return 2011	rr_AnnualReturn2011	(15.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.53%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Global Fund (WWWEX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.69%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.81%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999	[2]
Kinetics Global Fund (Second Prospectus Summary) | Kinetics Global Fund | No Load Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Global Fund (WWWEX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.98%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.18%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999	[2]
Kinetics Global Fund (Second Prospectus Summary) | Kinetics Global Fund | No Load Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Global Fund (WWWEX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.75%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999	[2]

[1]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
[2]	The Global Fund's No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund's No Load Class shares.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.01% attributed to AFFE.
[4]	The Investment Adviser to the Global Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.39%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Paradigm Fund (Second Prospectus Summary) | Kinetics Paradigm Fund
The Paradigm Fund
Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)
Kinetics Paradigm Fund No Load Class	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Paradigm Fund No Load Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.28%
Other Expenses		0.53%
Total Annual Fund Operating Expenses		1.78%
Less: Fee Waiver	[2]	0.14%
Net Annual Fund Operating Expenses		1.64%
[1]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
[2]	The Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the
Paradigm Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5%
return each year and that the Paradigm Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Paradigm Fund No Load Class	167	547	951	2,083

Portfolio Turnover.
The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Paradigm
Portfolio's, and therefore the Paradigm Fund's, performance. During the most recent fiscal year, the Paradigm Portfolio's portfolio turnover rate was 58% of the average value of its portfolio.
Principal Investment Strategy
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants, ETFs and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and
IDRs) of U.S. and foreign companies, and in ETFs. The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The
Paradigm Portfolio will carry out its investment strategy by regarding investments as representing fractional ownership in the underlying companies'
assets. This will allow the Paradigm Portfolio, and therefore the Paradigm
Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company's stock value by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.
The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm
Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio's, and therefore the Paradigm Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio's shares, and therefore the Paradigm Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Paradigm Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Paradigm
Fund's returns. The bar chart indicates the risks of investing in the Paradigm
Fund by showing the changes in the Paradigm Fund's performance from year to year
(on a calendar year basis). The table shows how the Paradigm Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI Index which represent broad measures of market performance.
The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio
will perform in the future. Updated performance information is available on the
Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Paradigm Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter: 2009 Q2 32.12% Worst Quarter: 2008 Q4 -29.00%
The Paradigm Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a
401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Paradigm Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
No Load Class	The Paradigm Fund (WWNPX) No Load Return Before Taxes	(14.27%)	(4.25%)	7.37%	6.63%	Dec 31, 1999	[1]
No Load Class After Taxes on Distributions	The Paradigm Fund (WWNPX) No Load Return After Taxes on Distributions	(14.38%)	(4.37%)	7.21%	6.50%	Dec 31, 1999	[1]
No Load Class After Taxes on Distributions and Sales	The Paradigm Fund (WWNPX) No Load Return After Taxes on Distributions and Sale of Fund Shares	(9.11%)	(3.53%)	6.50%	5.87%	Dec 31, 1999	[1]
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%				0.55%	Dec 31, 1999	[1]
MSCI ACWI Index	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	(7.35%)	(1.93%)	4.24%				0.71%	Dec 31, 1999	[1]
[1]	The Paradigm Fund's No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Paradigm Portfolio on April 28, 2000. The returns for the four indices in this column have been calculated since the December 31, 1999 inception date of the Paradigm Fund's No Load Class shares.

[1]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Paradigm Fund (Second Prospectus Summary) | Kinetics Paradigm Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Paradigm Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Paradigm Fund is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Paradigm
Portfolio's, and therefore the Paradigm Fund's, performance. During the most recent fiscal year, the Paradigm Portfolio's portfolio turnover rate was 58% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Paradigm Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5%
return each year and that the Paradigm Fund's operating expenses remain
		the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants, ETFs and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and
IDRs) of U.S. and foreign companies, and in ETFs. The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The
Paradigm Portfolio will carry out its investment strategy by regarding investments as representing fractional ownership in the underlying companies'
assets. This will allow the Paradigm Portfolio, and therefore the Paradigm
Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company's stock value by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk
		reward profile than other investment(s) held by the Paradigm Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money.
The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm
Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio's, and therefore the Paradigm Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio's shares, and therefore the Paradigm Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Paradigm Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio's shares, and therefore the Paradigm Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Paradigm
Fund's returns. The bar chart indicates the risks of investing in the Paradigm
Fund by showing the changes in the Paradigm Fund's performance from year to year
(on a calendar year basis). The table shows how the Paradigm Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI Index which represent broad measures of market performance.
The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio
will perform in the future. Updated performance information is available on the
Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free
		at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Paradigm Fund's returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund's performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI Index which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Paradigm Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2009 Q2 32.12% Worst Quarter: 2008 Q4 -29.00%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Paradigm Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Paradigm Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a
401(k) plan or an IRA, the information on after-tax returns is not relevant
		to your investment.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Paradigm Fund (Second Prospectus Summary) | Kinetics Paradigm Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception Tertiary	ck0001083387_AverageAnnualReturnSinceInceptionTertiary	0.55%
Average Annual Returns, Inception Date Tertiary	ck0001083387_AverageAnnualReturnInceptionDateTertiary	Dec 31, 1999	[2]
Kinetics Paradigm Fund (Second Prospectus Summary) | Kinetics Paradigm Fund | MSCI ACWI Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.93%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.24%
Average Annual Returns, Since Inception Tertiary	ck0001083387_AverageAnnualReturnSinceInceptionTertiary	0.71%
Average Annual Returns, Inception Date Tertiary	ck0001083387_AverageAnnualReturnInceptionDateTertiary	Dec 31, 1999	[2]
Kinetics Paradigm Fund (Second Prospectus Summary) | Kinetics Paradigm Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.64%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	547
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	951
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,083
Annual Return 2002	rr_AnnualReturn2002	(4.62%)
Annual Return 2003	rr_AnnualReturn2003	47.77%
Annual Return 2004	rr_AnnualReturn2004	20.93%
Annual Return 2005	rr_AnnualReturn2005	16.11%
Annual Return 2006	rr_AnnualReturn2006	27.81%
Annual Return 2007	rr_AnnualReturn2007	21.15%
Annual Return 2008	rr_AnnualReturn2008	(53.17%)
Annual Return 2009	rr_AnnualReturn2009	41.02%
Annual Return 2010	rr_AnnualReturn2010	17.37%
Annual Return 2011	rr_AnnualReturn2011	(14.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.00%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (WWNPX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.27%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999	[2]
Kinetics Paradigm Fund (Second Prospectus Summary) | Kinetics Paradigm Fund | No Load Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (WWNPX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.37%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999	[2]
Kinetics Paradigm Fund (Second Prospectus Summary) | Kinetics Paradigm Fund | No Load Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (WWNPX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.11%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.53%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999	[2]

[1]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
[2]	The Paradigm Fund's No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Paradigm Portfolio on April 28, 2000. The returns for the four indices in this column have been calculated since the December 31, 1999 inception date of the Paradigm Fund's No Load Class shares.
[3]	The Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Medical Fund (Second Prospectus Summary) | Kinetics Medical Fund
The Medical Fund
Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)
Kinetics Medical Fund No Load Class	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Medical Fund No Load Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.53%
Other Expenses		0.78%
Total Annual Fund Operating Expenses	[2]	2.03%
Less: Fee Waiver	[3]	0.63%
Net Annual Fund Operating Expenses		1.40%
[1]	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Medical Fund's operating expenses and does not include 0.01% attributed to AFFE.
[3]	The Investment Adviser to the Medical Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.39%, excluding AFFE, through April 29,2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Medical Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Medical Fund No Load Class	143	576	1,035	2,308

Portfolio Turnover.
The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the
Medical Portfolio's, and therefore the Medical Fund's, performance. During the most recent fiscal year, the Medical Portfolio's portfolio turnover rate was 5%
of the average value of its portfolio.
Principal Investment Strategy
The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies. These types of companies derive at least 50% of their revenue from such activities. The Medical Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The
Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment
Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund, and indirectly the
Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio's, and therefore the Medical Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

o  Concentration Risks of the Medical Industry: Medical and pharmaceutical-
   related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

o  Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio's shares, and therefore the Medical Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Medical Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Medical
Fund's returns. The bar chart indicates the risks of investing in the Medical
Fund by showing the changes in the Medical Fund's performance from year to year
(on a calendar year basis). The table shows how the Medical Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical
Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Medical Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter: 2003 Q2 16.72% Worst Quarter: 2002 Q2 -19.65%
The Medical Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k)
plan or an IRA, the information on after-tax returns is not relevant to your investment.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Medical Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
No Load Class	The Medical Fund (MEDRX) No Load Return Before Taxes	5.11%	4.63%	2.93%	7.46%	Sep 30, 1999	[1]
No Load Class After Taxes on Distributions	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions	3.78%	4.08%	2.54%	7.12%	Sep 30, 1999	[1]
No Load Class After Taxes on Distributions and Sales	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions and Sale of Fund Shares	5.10%	3.94%	2.48%	6.60%	Sep 30, 1999	[1]
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%				1.68%	Sep 30, 1999	[1]
NASDAQ Composite® Index	NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	(1.80%)	1.52%	2.94%				(0.43%)	Sep 30, 1999	[1]
[1]	The Medical Fund's No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund's No Load Class shares.

[1]	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Medical Fund (Second Prospectus Summary) | Kinetics Medical Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Medical Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Medical Fund is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the
Medical Portfolio's, and therefore the Medical Fund's, performance. During the most recent fiscal year, the Medical Portfolio's portfolio turnover rate was 5%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Medical Fund's operating expenses and does not include 0.01% attributed to AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Medical Fund's operating
		expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies. These types of companies derive at least 50% of their revenue from such activities. The Medical Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The
Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment
Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk
		reward profile than other investment(s) held by the Medical Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund, and indirectly the
Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio's, and therefore the Medical Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

o  Concentration Risks of the Medical Industry: Medical and pharmaceutical-
   related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

o  Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio's shares, and therefore the Medical Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Medical Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio's shares, and therefore the Medical Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Medical
Fund's returns. The bar chart indicates the risks of investing in the Medical
Fund by showing the changes in the Medical Fund's performance from year to year
(on a calendar year basis). The table shows how the Medical Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical
Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com or by calling
		the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Medical Fund's returns. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund's performance from year to year (on a calendar year basis). The table shows how the Medical Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Medical Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2003 Q2 16.72% Worst Quarter: 2002 Q2 -19.65%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Medical Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Medical Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k)
plan or an IRA, the information on after-tax returns is not relevant to your
		investment.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Medical Fund (Second Prospectus Summary) | Kinetics Medical Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception Tertiary	ck0001083387_AverageAnnualReturnSinceInceptionTertiary	1.68%
Average Annual Returns, Inception Date Tertiary	ck0001083387_AverageAnnualReturnInceptionDateTertiary	Sep 30, 1999	[2]
Kinetics Medical Fund (Second Prospectus Summary) | Kinetics Medical Fund | NASDAQ Composite® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.94%
Average Annual Returns, Since Inception Tertiary	ck0001083387_AverageAnnualReturnSinceInceptionTertiary	(0.43%)
Average Annual Returns, Inception Date Tertiary	ck0001083387_AverageAnnualReturnInceptionDateTertiary	Sep 30, 1999	[2]
Kinetics Medical Fund (Second Prospectus Summary) | Kinetics Medical Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[3]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2013
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,035
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,308
Annual Return 2002	rr_AnnualReturn2002	(29.14%)
Annual Return 2003	rr_AnnualReturn2003	23.19%
Annual Return 2004	rr_AnnualReturn2004	6.96%
Annual Return 2005	rr_AnnualReturn2005	(0.72%)
Annual Return 2006	rr_AnnualReturn2006	14.81%
Annual Return 2007	rr_AnnualReturn2007	15.47%
Annual Return 2008	rr_AnnualReturn2008	(20.42%)
Annual Return 2009	rr_AnnualReturn2009	24.47%
Annual Return 2010	rr_AnnualReturn2010	4.30%
Annual Return 2011	rr_AnnualReturn2011	5.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.65%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Medical Fund (MEDRX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999	[2]
Kinetics Medical Fund (Second Prospectus Summary) | Kinetics Medical Fund | No Load Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999	[2]
Kinetics Medical Fund (Second Prospectus Summary) | Kinetics Medical Fund | No Load Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999	[2]

[1]	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
[2]	The Medical Fund's No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund's No Load Class shares.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Medical Fund's operating expenses and does not include 0.01% attributed to AFFE.
[4]	The Investment Adviser to the Medical Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.39%, excluding AFFE, through April 29,2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Small Cap Opportunities Fund (Second Prospectus Summary) | Kinetics Small Cap Opportunities Fund
The Small Cap Opportunities Fund
Investment Objective
The investment objective of the Small Cap Opportunities Fund (the "Small Cap Fund") is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)
Kinetics Small Cap Opportunities Fund No Load Class	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Small Cap Opportunities Fund No Load Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.40%
Other Expenses		0.65%
Total Annual Fund Operating Expenses		1.90%
Less: Fee Waiver	[2]	0.26%
Net Annual Fund Operating Expenses		1.64%
[1]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
[2]	The Investment Adviser to the Small Cap Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund's operating expenses remain the same.
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Small Cap Opportunities Fund No Load Class	167	572	1,002	2,201

Portfolio Turnover.
The Small Cap Portfolio pays transaction costs, such as
commissions, when it buys and sells securities (or "turns
over" its portfolio). A higher portfolio turnover rate may
indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Small Cap Portfolio's, and therefore the Small Cap Fund's, performance. During the most recent fiscal year, the Small Cap
Portfolio's portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategy
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"), a
series of Kinetics Portfolios Trust. Under normal circumstances, the Small Cap
Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as
ADRs, GDRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment. The Small Cap Portfolio's Investment
Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results. Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the
Investment Adviser's opinion, the companies meet the Small Cap Portfolio's investment criteria, (e.g., companies that are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have modest price to earnings ratios). The Investment Adviser considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio's, and therefore the Small Cap Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the
   Small Cap Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector.  A passively-managedETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Small
   Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio's shares, and therefore the Small
   Cap Fund's shares, more than shares of a more diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Special Situations Risks: The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations,"
   such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small
   Cap Fund.

o  Management Risk: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Small Cap Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Small Cap
Fund's returns. The bar chart indicates the risks of investing in the Small Cap
Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns, before and after taxes, compare with those of the S&P
500® Index and the Russell 2000® Index, which represent broad measures of market performance. The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap
Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Small Cap Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter: 2009 Q2 41.94% Worst Quarter: 2008 Q4 -29.94
The Small Cap Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Small Cap Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
No Load Class	The Small Cap Opportunities Fund (KSCOX) No Load Return Before Taxes	(13.65%)	(4.76%)	4.40%	7.05%	Mar 20, 2000	[1]
No Load Class After Taxes on Distributions	The Small Cap Opportunities Fund (KSCOX) No Load Return After Taxes on Distributions	(13.82%)	(4.99%)	4.09%	6.77%	Mar 20, 2000	[1]
No Load Class After Taxes on Distributions and Sales	The Small Cap Opportunities Fund (KSCOX) No Load Return After Taxes on Distributions and Sale of Fund Shares	(8.63%)	(4.04%)	3.69%	6.13%	Mar 20, 2000	[1]
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%				0.61%	Mar 20, 2000	[1]
Russell 2000 ® Index	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	(4.18%)	0.15%	5.62%				3.93%	Mar 20, 2000	[1]
[1]	The Small Cap Fund's No Load Class shares commenced operations on March 20, 2000, and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000. The returns for the four indices in this column have been calculated since the March 20, 2000 inception date of the Small Cap Fund's No Load Class shares.

[1]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Small Cap Opportunities Fund (Second Prospectus Summary) | Kinetics Small Cap Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Small Cap Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Small Cap Opportunities Fund (the "Small Cap Fund") is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Small Cap Portfolio pays transaction costs, such as
commissions, when it buys and sells securities (or "turns
over" its portfolio). A higher portfolio turnover rate may
indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Small Cap Portfolio's, and therefore the Small Cap Fund's, performance. During the most recent fiscal year, the Small Cap
Portfolio's portfolio turnover rate was 47% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, By Year, Heading	rr_ExpenseExampleByYearHeading	Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year
		and that the Small Cap Fund's operating expenses remain the same.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"), a
series of Kinetics Portfolios Trust. Under normal circumstances, the Small Cap
Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as
ADRs, GDRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment. The Small Cap Portfolio's Investment
Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results. Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the
Investment Adviser's opinion, the companies meet the Small Cap Portfolio's investment criteria, (e.g., companies that are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have modest price to earnings ratios). The Investment Adviser considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk
		reward profile than other investment(s) held by the Small Cap Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio's, and therefore the Small Cap Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the
   Small Cap Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector.  A passively-managedETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Small
   Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio's shares, and therefore the Small
   Cap Fund's shares, more than shares of a more diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Special Situations Risks: The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations,"
   such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small
   Cap Fund.

o  Management Risk: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Small Cap Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio's shares, and therefore the Small Cap Fund's shares, more than shares of a more diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Small Cap
Fund's returns. The bar chart indicates the risks of investing in the Small Cap
Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns, before and after taxes, compare with those of the S&P
500® Index and the Russell 2000® Index, which represent broad measures of market performance. The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap
Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com or by calling
		the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Small Cap Fund's returns. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the Russell 2000® Index, which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Small Cap Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2009 Q2 41.94% Worst Quarter: 2008 Q4 -29.94
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Small Cap Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Small Cap Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your
		investment.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Small Cap Opportunities Fund (Second Prospectus Summary) | Kinetics Small Cap Opportunities Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception Tertiary	ck0001083387_AverageAnnualReturnSinceInceptionTertiary	0.61%
Average Annual Returns, Inception Date Tertiary	ck0001083387_AverageAnnualReturnInceptionDateTertiary	Mar 20, 2000	[2]
Kinetics Small Cap Opportunities Fund (Second Prospectus Summary) | Kinetics Small Cap Opportunities Fund | Russell 2000 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
Average Annual Returns, Since Inception Tertiary	ck0001083387_AverageAnnualReturnSinceInceptionTertiary	3.93%
Average Annual Returns, Inception Date Tertiary	ck0001083387_AverageAnnualReturnInceptionDateTertiary	Mar 20, 2000	[2]
Kinetics Small Cap Opportunities Fund (Second Prospectus Summary) | Kinetics Small Cap Opportunities Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.64%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	572
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,002
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,201
Annual Return 2002	rr_AnnualReturn2002	(30.28%)
Annual Return 2003	rr_AnnualReturn2003	66.51%
Annual Return 2004	rr_AnnualReturn2004	16.40%
Annual Return 2005	rr_AnnualReturn2005	13.17%
Annual Return 2006	rr_AnnualReturn2006	28.37%
Annual Return 2007	rr_AnnualReturn2007	19.65%
Annual Return 2008	rr_AnnualReturn2008	(57.88%)
Annual Return 2009	rr_AnnualReturn2009	58.16%
Annual Return 2010	rr_AnnualReturn2010	13.86%
Annual Return 2011	rr_AnnualReturn2011	(13.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.94%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Small Cap Opportunities Fund (KSCOX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.76%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2000	[2]
Kinetics Small Cap Opportunities Fund (Second Prospectus Summary) | Kinetics Small Cap Opportunities Fund | No Load Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Small Cap Opportunities Fund (KSCOX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.99%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2000	[2]
Kinetics Small Cap Opportunities Fund (Second Prospectus Summary) | Kinetics Small Cap Opportunities Fund | No Load Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Small Cap Opportunities Fund (KSCOX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.04%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2000	[2]

[1]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
[2]	The Small Cap Fund's No Load Class shares commenced operations on March 20, 2000, and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000. The returns for the four indices in this column have been calculated since the March 20, 2000 inception date of the Small Cap Fund's No Load Class shares.
[3]	The Investment Adviser to the Small Cap Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Market Opportunities Fund (Second Prospectus Summary) | Kinetics Market Opportunities Fund
The Market Opportunities Fund
Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)
Kinetics Market Opportunities Fund No Load Class	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Market Opportunities Fund No Load Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.43%
Other Expenses		0.68%
Total Annual Fund Operating Expenses		1.93%
Less: Fee Waiver	[2]	0.29%
Net Annual Fund Operating Expenses		1.64%
[1]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
[2]	The Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the
Market Opportunities Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Market Opportunities Fund No Load Class	167	578	1,015	2,230

Portfolio Turnover.
The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Market Opportunities Portfolio's, and therefore the Market
Opportunities Fund's, performance. During the most recent fiscal year, the
Market Opportunities Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategy
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics
Portfolios Trust. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses, and in ETFs that invest significantly in such securities.  The Market Opportunities
Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment
Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways. Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage). High operating leverage describes a company's ability to experience rising profit margins as revenues increase. These companies may be large, medium or small in size if, in the Investment Adviser's opinion, these companies meet the Market Opportunities
Portfolio's investment criteria. The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs. Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this. Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities
Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market
Opportunities Fund, Market Opportunities Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio's, and therefore the Market Opportunities Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Sector Emphasis Risks: The Market Opportunities Portfolio's investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector. The Market
   Opportunities Portfolio's investments in the gaming sector may be adversely affected by changes in economic conditions. The casino industry is particularly susceptible to economic conditions that negatively affect tourism. Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies. In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

o  Small and Medium-Size Company Risks: The Market Opportunities Portfolio may
   invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market
   Opportunities Portfolio's assets.

o  Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks.
   As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with
   U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Market
   Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio's shares, and therefore the Market Opportunities Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The
   Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Market Opportunities Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Market
Opportunities Fund's returns.  The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities
Fund's performance from year to year (on a calendar year basis). The table shows how the Market Opportunities Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance. The past performance of the
Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities
Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.
The Market Opportunities Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter: 2009 Q2 30.50% Worst Quarter: 2008 Q4 -27.18%
The Market Opportunities Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Market Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
No Load Class	The Market Opportunities Fund (KMKNX) No Load Return Before Taxes	(7.85%)	(1.38%)	2.05%	Jan 31, 2006
No Load Class After Taxes on Distributions	The Market Opportunities Fund (KMKNX) No Load Return After Taxes on Distributions	(7.99%)	(1.60%)	1.85%	Jan 31, 2006
No Load Class After Taxes on Distributions and Sales	The Market Opportunities Fund (KMKNX) No Load Return After Taxes on Distributions and Sale of Fund Shares	(4.91%)	(1.17%)	1.75%	Jan 31, 2006
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	1.84%	Jan 31, 2006
MSCI EAFE Index	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	(12.14%)	(4.72%)	(1.14%)	Jan 31, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Market Opportunities Fund (Second Prospectus Summary) | Kinetics Market Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Market Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Market Opportunities Fund is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Market Opportunities Portfolio's, and therefore the Market
Opportunities Fund's, performance. During the most recent fiscal year, the
Market Opportunities Portfolio's portfolio turnover rate was 14% of the average
		value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Market Opportunities Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund's operating expenses remain
		the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics
Portfolios Trust. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses, and in ETFs that invest significantly in such securities.  The Market Opportunities
Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment
Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways. Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage). High operating leverage describes a company's ability to experience rising profit margins as revenues increase. These companies may be large, medium or small in size if, in the Investment Adviser's opinion, these companies meet the Market Opportunities
Portfolio's investment criteria. The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs. Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this. Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities
		Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market
Opportunities Fund, Market Opportunities Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio's, and therefore the Market Opportunities Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Sector Emphasis Risks: The Market Opportunities Portfolio's investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector. The Market
   Opportunities Portfolio's investments in the gaming sector may be adversely affected by changes in economic conditions. The casino industry is particularly susceptible to economic conditions that negatively affect tourism. Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies. In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

o  Small and Medium-Size Company Risks: The Market Opportunities Portfolio may
   invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market
   Opportunities Portfolio's assets.

o  Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks.
   As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with
   U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Market
   Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio's shares, and therefore the Market Opportunities Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The
   Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Market Opportunities Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio's shares, and therefore the Market Opportunities Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Market
Opportunities Fund's returns.  The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities
Fund's performance from year to year (on a calendar year basis). The table shows how the Market Opportunities Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance. The past performance of the
Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities
Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com/ or by calling
		the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Market Opportunities Fund's returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund's performance from year to year (on a calendar year basis). The table shows how the Market Opportunities Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com/
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Market Opportunities Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2009 Q2 30.50% Worst Quarter: 2008 Q4 -27.18%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Market Opportunities Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Market Opportunities Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your
		investment.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Market Opportunities Fund (Second Prospectus Summary) | Kinetics Market Opportunities Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
Kinetics Market Opportunities Fund (Second Prospectus Summary) | Kinetics Market Opportunities Fund | MSCI EAFE Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.14%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
Kinetics Market Opportunities Fund (Second Prospectus Summary) | Kinetics Market Opportunities Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.64%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	578
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,015
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,230
Annual Return 2007	rr_AnnualReturn2007	34.03%
Annual Return 2008	rr_AnnualReturn2008	(54.82%)
Annual Return 2009	rr_AnnualReturn2009	50.21%
Annual Return 2010	rr_AnnualReturn2010	11.31%
Annual Return 2011	rr_AnnualReturn2011	(7.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.18%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKNX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.85%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
Kinetics Market Opportunities Fund (Second Prospectus Summary) | Kinetics Market Opportunities Fund | No Load Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKNX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.99%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.60%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
Kinetics Market Opportunities Fund (Second Prospectus Summary) | Kinetics Market Opportunities Fund | No Load Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKNX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.17%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006

[1]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
[2]	The Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund
The Water Infrastructure Fund
Investment Objectives
The investment objective of the Water Infrastructure Fund is long-term growth of capital.
The Water Infrastructure Fund seeks to obtain current income as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Water Infrastructure Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)
Kinetics Water Infrastructure Fund No Load Class	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Water Infrastructure Fund No Load Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.79%
Other Expenses		1.04%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[2]	2.31%
Less: Fee Waiver	[3]	0.65%
Net Annual Fund Operating Expenses		1.66%
[1]	This table and the example below reflect the aggregate expenses of the Water Infrastructure Fund and the Water Infrastructure Portfolio. The management fees paid by the Water Infrastructure Fund reflect the proportionate share of fees allocated to the Water Infrastructure Fund from the Water Infrastructure Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Water Infrastructure Fund's operating expenses and does not include AFFE.
[3]	The Investment Adviser to the Water Infrastructure Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the
Water Infrastructure Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Water Infrastructure Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Water Infrastructure Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Water Infrastructure Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Water Infrastructure Fund No Load Class	169	659	1,176	2,596

Portfolio Turnover.
The Water Infrastructure Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Water Infrastructure Portfolio's, and therefore the Water
Infrastructure Fund's, performance. During the most recent fiscal year, the
Water Infrastructure Portfolio's portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategy
The Water Infrastructure Fund is a non-diversified fund that invests all of its investable assets in the Water Infrastructure Portfolio, a series of Kinetics
Portfolios Trust. Under normal circumstances, the Water Infrastructure Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, fixed-income securities such as bonds and debentures, and warrants, derivatives, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs), of
U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities, such as water production companies, water conditioning and desalination companies, water suppliers, water transport and distribution companies, companies specializing in the treatment of waste water, sewage and solid, liquid and chemical waste, companies operating sewage treatment plants and companies providing equipment, consulting and engineering services in connection with the above-described activities and those companies that are dependent on water usage in industries such as agriculture, timber, oil and gas service, hydroelectricity and alternative renewable energy. For purposes of this 80% policy, a company will be considered in the water infrastructure or natural resources industry if at least 50% of its revenues come from water-related activities or if it is included in a major water index. The Water Infrastructure Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment. Cash and cash equivalents committed as collateral and/or cover for options on water infrastructure or natural resources securities are included for purposes of this 80% policy.

Under normal circumstances, the Water Infrastructure Portfolio may invest up to
100% of its net assets in fixed income securities. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the
Water Infrastructure Portfolio may invest; provided, however, that the Water
Infrastructure Portfolio will invest no more than 80% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser uses a value-based strategy in managing the Water
Infrastructure Portfolio, which means that both equity and fixed income security purchase selections will be based primarily upon current relative valuation of company fundamentals, although the growth prospects of respective companies within the global water industry will also be considered. When determining the intrinsic value of each potential company for the Water Infrastructure Portfolio, the Investment Adviser will primarily focus on traditional valuation metrics including, but not limited to, price to earnings, price to cash flow, book value, price to sales, return on equity, and return on invested capital. In addition, the Investment Adviser will evaluate the estimated growth prospect for each company by evaluating such metrics as forward price to earnings, and will also use merger and acquisition metrics and sum of the parts valuation (break-up value or private market value) to better ascertain market and intrinsic valuation.

The Investment Adviser may decide to sell part or all of a security's position if the Investment Adviser believes that a security is excessively valued, has experienced deteriorating fundamentals or experienced a detrimental change in the management of a portfolio holding's business focus, or if the Investment
Adviser has received misleading information about the security from the company's management.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Water Infrastructure Fund, and indirectly the Water Infrastructure Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Water
Infrastructure Fund, Water Infrastructure Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Water Infrastructure Portfolio, and therefore the Water Infrastructure Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Water Infrastructure Portfolio's, and therefore the Water Infrastructure Fund's, investment objective.

o  Liquidity Risks: The Water Infrastructure Portfolio's investments in the securities of small and medium capitalization companies and in non-investment grade fixed income securities makes the Water Infrastructure Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

o  Small and Medium-Size Company Risks: The Water Infrastructure Portfolio may
   invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Water
   Infrastructure Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks.
   As a shareholder in an ETF, the Water Infrastructure Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Water Infrastructure Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with
   U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Water
   Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure
   Portfolio's shares, and therefore the Water Infrastructure Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Water Infrastructure Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

o  Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Water Infrastructure Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Water Infrastructure Industry Concentration Risks: Adverse developments in the water industry may significantly affect the value of the shares of the Water
   Infrastructure Fund. Companies involved in the water industry are subject to environmental considerations, changes in taxation and government regulation, price and supply fluctuations, changes in technology, competition and water conservation. There can be no assurances that the regulatory environment will remain the same. Unfavorable regulatory rulings, including structural changes to pricing and the competitive playing field, may affect the underlying companies' ability to produce favorable returns.

o  Value Style Risks: Over time, a value-based investment style may go in and out of favor, causing the Water Infrastructure Portfolio to sometimes under-perform other funds that use different investment styles, such as a growth-based investment style.

o  Derivatives Risks: The Water Infrastructure Portfolio's investments in options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Water Infrastructure Portfolio. To the extent the Water Infrastructure Portfolio segregates assets to cover derivative positions, the Water Infrastructure Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Water Infrastructure Portfolio properly in a manner consistent with its stated investment objective.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Water Infrastructure Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The
   Water Infrastructure Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Natural Resources Investment Risks: Investments in companies with a specific water theme and related activities in natural resources industries can be significantly affected by (often rapid) changes in the supply of, or demand for, various natural resources. These companies also may be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

o  Management Risk: There is no guarantee that the Water Infrastructure Fund will meet its investment objective. The Investment Adviser cannot guarantee the performance of the Water Infrastructure Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Water Infrastructure Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to value equity investing;

o  want to allocate some portion of their long-term investments to international equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Water
Infrastructure Fund's returns. The bar chart indicates the risks of investing in the Water Infrastructure Fund by showing the changes in the Water Infrastructure
Fund's performance from year to year (on a calendar year basis). The table shows how the Water Infrastructure Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index, the ISE Water Index, the
Palisades Water Index and the S&P® Global Water Index, which represent broad measures of market performance. The past performance of the Water Infrastructure
Fund, before and after taxes, is not necessarily an indication of how the Water
Infrastructure Fund or the Water Infrastructure Portfolio will perform in the future. Updated performance information is available on the Fund's website at
http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Water Infrastructure Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter: 2009 Q2 17.90% Worst Quarter: 2011 Q3 -14.09%
The Water Infrastructure Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Water Infrastructure Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
No Load Class	The Water Infrastructure Fund (KWINX) No Load Return Before Taxes	(4.88%)	(4.52%)	Jun 29, 2007
No Load Class After Taxes on Distributions	The Water Infrastructure Fund (KWINX) No Load Return After Taxes on Distributions	(5.58%)	(4.75%)	Jun 29, 2007
No Load Class After Taxes on Distributions and Sales	The Water Infrastructure Fund (KWINX) No Load Return After Taxes on Distributions and Sale of Fund Shares	(3.11%)	(3.89%)	Jun 29, 2007
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(1.75%)	Jun 29, 2007
ISE Water Index	ISE Water Index	(6.27%)	(1.13%)	Jun 29, 2007
Palisades Water Index	Palisades Water Index	(10.94%)	(3.64%)	Jun 29, 2007
S&P® Global Water Index	S&P® Global Water Index (reflects no deductions for fees, expenses or taxes)	(6.74%)	(2.39%)	Jun 29, 2007

Effective December 31, 2011, the ISE Water Index and the Palisades Water Index have replaced the S&P® Global Water Index as more appropriate comparative benchmarks for the Water Infrastructure Fund.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Water Infrastructure Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Water Infrastructure Fund is long-term growth of capital.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	The Water Infrastructure Fund seeks to obtain current income as a secondary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Water Infrastructure Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Water Infrastructure Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Water Infrastructure Portfolio's, and therefore the Water
Infrastructure Fund's, performance. During the most recent fiscal year, the
Water Infrastructure Portfolio's portfolio turnover rate was 69% of the average
		value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Water Infrastructure Fund's operating expenses and does not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Water Infrastructure Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Water Infrastructure Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Water Infrastructure Fund's operating expenses remain the
		same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Water Infrastructure Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Water Infrastructure Fund is a non-diversified fund that invests all of its investable assets in the Water Infrastructure Portfolio, a series of Kinetics
Portfolios Trust. Under normal circumstances, the Water Infrastructure Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, fixed-income securities such as bonds and debentures, and warrants, derivatives, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs), of
U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities, such as water production companies, water conditioning and desalination companies, water suppliers, water transport and distribution companies, companies specializing in the treatment of waste water, sewage and solid, liquid and chemical waste, companies operating sewage treatment plants and companies providing equipment, consulting and engineering services in connection with the above-described activities and those companies that are dependent on water usage in industries such as agriculture, timber, oil and gas service, hydroelectricity and alternative renewable energy. For purposes of this 80% policy, a company will be considered in the water infrastructure or natural resources industry if at least 50% of its revenues come from water-related activities or if it is included in a major water index. The Water Infrastructure Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment. Cash and cash equivalents committed as collateral and/or cover for options on water infrastructure or natural resources securities are included for purposes of this 80% policy.

Under normal circumstances, the Water Infrastructure Portfolio may invest up to
100% of its net assets in fixed income securities. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the
Water Infrastructure Portfolio may invest; provided, however, that the Water
Infrastructure Portfolio will invest no more than 80% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser uses a value-based strategy in managing the Water
Infrastructure Portfolio, which means that both equity and fixed income security purchase selections will be based primarily upon current relative valuation of company fundamentals, although the growth prospects of respective companies within the global water industry will also be considered. When determining the intrinsic value of each potential company for the Water Infrastructure Portfolio, the Investment Adviser will primarily focus on traditional valuation metrics including, but not limited to, price to earnings, price to cash flow, book value, price to sales, return on equity, and return on invested capital. In addition, the Investment Adviser will evaluate the estimated growth prospect for each company by evaluating such metrics as forward price to earnings, and will also use merger and acquisition metrics and sum of the parts valuation (break-up value or private market value) to better ascertain market and intrinsic valuation.

The Investment Adviser may decide to sell part or all of a security's position if the Investment Adviser believes that a security is excessively valued, has experienced deteriorating fundamentals or experienced a detrimental change in the management of a portfolio holding's business focus, or if the Investment
Adviser has received misleading information about the security from the
		company's management.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Water Infrastructure Fund, and indirectly the Water Infrastructure Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Water
Infrastructure Fund, Water Infrastructure Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Water Infrastructure Portfolio, and therefore the Water Infrastructure Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Water Infrastructure Portfolio's, and therefore the Water Infrastructure Fund's, investment objective.

o  Liquidity Risks: The Water Infrastructure Portfolio's investments in the securities of small and medium capitalization companies and in non-investment grade fixed income securities makes the Water Infrastructure Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

o  Small and Medium-Size Company Risks: The Water Infrastructure Portfolio may
   invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Water
   Infrastructure Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks.
   As a shareholder in an ETF, the Water Infrastructure Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Water Infrastructure Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with
   U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Water
   Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure
   Portfolio's shares, and therefore the Water Infrastructure Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Water Infrastructure Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

o  Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Water Infrastructure Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Water Infrastructure Industry Concentration Risks: Adverse developments in the water industry may significantly affect the value of the shares of the Water
   Infrastructure Fund. Companies involved in the water industry are subject to environmental considerations, changes in taxation and government regulation, price and supply fluctuations, changes in technology, competition and water conservation. There can be no assurances that the regulatory environment will remain the same. Unfavorable regulatory rulings, including structural changes to pricing and the competitive playing field, may affect the underlying companies' ability to produce favorable returns.

o  Value Style Risks: Over time, a value-based investment style may go in and out of favor, causing the Water Infrastructure Portfolio to sometimes under-perform other funds that use different investment styles, such as a growth-based investment style.

o  Derivatives Risks: The Water Infrastructure Portfolio's investments in options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Water Infrastructure Portfolio. To the extent the Water Infrastructure Portfolio segregates assets to cover derivative positions, the Water Infrastructure Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Water Infrastructure Portfolio properly in a manner consistent with its stated investment objective.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Water Infrastructure Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The
   Water Infrastructure Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Natural Resources Investment Risks: Investments in companies with a specific water theme and related activities in natural resources industries can be significantly affected by (often rapid) changes in the supply of, or demand for, various natural resources. These companies also may be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

o  Management Risk: There is no guarantee that the Water Infrastructure Fund will meet its investment objective. The Investment Adviser cannot guarantee the performance of the Water Infrastructure Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Water Infrastructure Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to value equity investing;

o  want to allocate some portion of their long-term investments to international equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Water Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure Portfolio's shares, and therefore the Water Infrastructure Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Water
Infrastructure Fund's returns. The bar chart indicates the risks of investing in the Water Infrastructure Fund by showing the changes in the Water Infrastructure
Fund's performance from year to year (on a calendar year basis). The table shows how the Water Infrastructure Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index, the ISE Water Index, the
Palisades Water Index and the S&P® Global Water Index, which represent broad measures of market performance. The past performance of the Water Infrastructure
Fund, before and after taxes, is not necessarily an indication of how the Water
Infrastructure Fund or the Water Infrastructure Portfolio will perform in the future. Updated performance information is available on the Fund's website at
		http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Water Infrastructure Fund's returns. The bar chart indicates the risks of investing in the Water Infrastructure Fund by showing the changes in the Water Infrastructure Fund's performance from year to year (on a calendar year basis). The table shows how the Water Infrastructure Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index, the ISE Water Index, the Palisades Water Index and the S&P® Global Water Index, which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Water Infrastructure Fund, before and after taxes, is not necessarily an indication of how the Water Infrastructure Fund or the Water Infrastructure Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Water Infrastructure Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2009 Q2 17.90% Worst Quarter: 2011 Q3 -14.09%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Water Infrastructure Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Water Infrastructure Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your
		investment.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	Effective December 31, 2011, the ISE Water Index and the Palisades Water Index have replaced the S&P® Global Water Index as more appropriate comparative benchmarks for the Water Infrastructure Fund.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.75%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund | ISE Water Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	ISE Water Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.27%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.13%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund | Palisades Water Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Palisades Water Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.94%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.64%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund | S&P® Global Water Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P® Global Water Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.74%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.39%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.66%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	659
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,176
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,596
Annual Return 2008	rr_AnnualReturn2008	(25.17%)
Annual Return 2009	rr_AnnualReturn2009	16.46%
Annual Return 2010	rr_AnnualReturn2010	(4.60%)
Annual Return 2011	rr_AnnualReturn2011	(4.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.09%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Water Infrastructure Fund (KWINX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.88%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.52%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund | No Load Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Water Infrastructure Fund (KWINX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.75%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund | No Load Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Water Infrastructure Fund (KWINX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.89%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007

[1]	This table and the example below reflect the aggregate expenses of the Water Infrastructure Fund and the Water Infrastructure Portfolio. The management fees paid by the Water Infrastructure Fund reflect the proportionate share of fees allocated to the Water Infrastructure Fund from the Water Infrastructure Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Water Infrastructure Fund's operating expenses and does not include AFFE.
[3]	The Investment Adviser to the Water Infrastructure Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Multi-Disciplinary Fund (Second Prospectus Summary) | Kinetics Multi-Disciplinary Fund
The Multi-Disciplinary Fund
Investment Objectives
The investment objective of the Multi-Disciplinary Fund is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees	Kinetics Multi-Disciplinary Fund No Load
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Multi-Disciplinary Fund No Load
Management Fees		1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.89%
Other Expenses		1.14%
Total Annual Fund Operating Expenses	[1]	2.39%
Fee Waiver		0.89%
Net Annual Fund Operating Expenses	[2]	1.50%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include 0.01% attributed to AFFE.
[2]	The Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.49%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Multi-Disciplinary Fund No Load	153	660	1,195	2,658

Portfolio Turnover.
The Multi-Disciplinary Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the
Multi-Disciplinary Portfolio's, and therefore the Multi-Disciplinary Fund's, performance. During the most recent fiscal year, the Multi-Disciplinary
Portfolio's portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategy
The Multi-Disciplinary Fund is a non-diversified fund that invests all of its investable assets in the Multi-Disciplinary Portfolio, a series of Kinetics
Portfolios Trust. "Total Return" sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio's investments, plus capital appreciation. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income, components, including fixed-income ETFs, and derivatives components. Under normal circumstances, the
Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers. Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years. However, there is no limit as to the maturities or credit ratings associated with such bonds. The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries. The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade ("junk" bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 95% of its net assets in selling equity put options. The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return. The Multi-Disciplinary
Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid. In connection with the Multi-Disciplinary Portfolio's positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable
Securities and Exchange Commission ("SEC") requirements.

The Investment Adviser uses a bottom-up approach in managing the
Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities. By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company's current valuation and earning potential and assesses the company's competitive positioning. The bonds purchased in the Multi-Disciplinary Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments. All of the same characteristics apply, however, in the
Multi-Disciplinary Portfolio option premiums are also considered.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade
Multi-Disciplinary Portfolio securities.
Principal Investment Risks
The Multi-Disciplinary Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary
Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Derivatives Risks: The Multi-Disciplinary Portfolio's investments in futures, options and swaps and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the
   Multi-Disciplinary Portfolio. To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary
   Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment objective.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

o  Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

o  Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the
   Multi-Disciplinary Portfolio's, and therefore the Multi-Disciplinary Fund's, investment objective.

o  Liquidity Risks: The Multi-Disciplinary Portfolio's investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks.
   As a shareholder in an ETF, the Multi-Disciplinary Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio's shares, and therefore the Multi-Disciplinary Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Management Risk: There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Multi-Disciplinary Fund may be appropriate for investors who:

o  wish to invest for the long-term; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the
Multi-Disciplinary Fund's returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the
Multi-Disciplinary Fund's performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Fund's average annual returns, before and after taxes (after taking into account any sales charges)
compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500
BuyWrite Index (the "BXM Index") and the CBOE S&P 500 PutWrite Index (the "PUT
Index"), that reflect the strategies employed by the Investment Adviser. The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund's or the
Multi-Disciplinary Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Multi-Disciplinary Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter: 2009 Q2 10.29% Worst Quarter: 2011 Q3 -12.34%
The Multi-Disciplinary Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Multi-Disciplinary Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
No Load	The Multi-Disciplinary Fund (KMDNX) No Load Return Before Taxes	0.24%	3.55%	Feb 11, 2008
No Load After Taxes on Distributions	The Multi-Disciplinary Fund (KMDNX) No Load Return After Taxes on Distributions	(1.09%)	2.41%	Feb 11, 2008
No Load After Taxes on Distributions and Sales	The Multi-Disciplinary Fund (KMDNX) No Load Return After Taxes on Distributions and Sale of Fund Shares	0.20%	2.38%	Feb 11, 2008
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%			0.62%	Feb 11, 2008
BXM Index	BXM Index (reflects no deductions for fees, expenses or taxes)	5.72%			1.77%	Feb 11, 2008
PUT Index	PUT Index (reflects no deductions for fees, expenses or taxes)	6.17%			4.26%	Feb 11, 2008

[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Multi-Disciplinary Fund (Second Prospectus Summary) | Kinetics Multi-Disciplinary Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Multi-Disciplinary Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Multi-Disciplinary Fund is total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Multi-Disciplinary Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the
Multi-Disciplinary Portfolio's, and therefore the Multi-Disciplinary Fund's, performance. During the most recent fiscal year, the Multi-Disciplinary
Portfolio's portfolio turnover rate was 74% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include 0.01% attributed to AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Fund's operating expenses remain the
		same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Multi-Disciplinary Fund is a non-diversified fund that invests all of its investable assets in the Multi-Disciplinary Portfolio, a series of Kinetics
Portfolios Trust. "Total Return" sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio's investments, plus capital appreciation. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income, components, including fixed-income ETFs, and derivatives components. Under normal circumstances, the
Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers. Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years. However, there is no limit as to the maturities or credit ratings associated with such bonds. The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries. The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade ("junk" bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 95% of its net assets in selling equity put options. The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return. The Multi-Disciplinary
Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid. In connection with the Multi-Disciplinary Portfolio's positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable
Securities and Exchange Commission ("SEC") requirements.

The Investment Adviser uses a bottom-up approach in managing the
Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities. By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company's current valuation and earning potential and assesses the company's competitive positioning. The bonds purchased in the Multi-Disciplinary Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments. All of the same characteristics apply, however, in the
Multi-Disciplinary Portfolio option premiums are also considered.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade
		Multi-Disciplinary Portfolio securities.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Multi-Disciplinary Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary
Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Derivatives Risks: The Multi-Disciplinary Portfolio's investments in futures, options and swaps and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the
   Multi-Disciplinary Portfolio. To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary
   Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment objective.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

o  Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

o  Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the
   Multi-Disciplinary Portfolio's, and therefore the Multi-Disciplinary Fund's, investment objective.

o  Liquidity Risks: The Multi-Disciplinary Portfolio's investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks.
   As a shareholder in an ETF, the Multi-Disciplinary Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio's shares, and therefore the Multi-Disciplinary Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Management Risk: There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Multi-Disciplinary Fund may be appropriate for investors who:

o  wish to invest for the long-term; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	The Multi-Disciplinary Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio's shares, and therefore the Multi-Disciplinary Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the
Multi-Disciplinary Fund's returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the
Multi-Disciplinary Fund's performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Fund's average annual returns, before and after taxes (after taking into account any sales charges)
compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500
BuyWrite Index (the "BXM Index") and the CBOE S&P 500 PutWrite Index (the "PUT
Index"), that reflect the strategies employed by the Investment Adviser. The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund's or the
Multi-Disciplinary Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com
		or by calling the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Fund's returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the Multi-Disciplinary Fund's performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Fund's average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500 BuyWrite Index (the "BXM Index") and the CBOE S&P 500 PutWrite Index (the "PUT Index"), that reflect the strategies employed by the Investment Adviser.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund's or the Multi-Disciplinary Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Multi-Disciplinary Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2009 Q2 10.29% Worst Quarter: 2011 Q3 -12.34%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Multi-Disciplinary Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Multi-Disciplinary Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your
		investment.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Multi-Disciplinary Fund (Second Prospectus Summary) | Kinetics Multi-Disciplinary Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	0.62%
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Feb 11, 2008
Kinetics Multi-Disciplinary Fund (Second Prospectus Summary) | Kinetics Multi-Disciplinary Fund | BXM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BXM Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.72%
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	1.77%
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Feb 11, 2008
Kinetics Multi-Disciplinary Fund (Second Prospectus Summary) | Kinetics Multi-Disciplinary Fund | PUT Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	PUT Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.17%
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	4.26%
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Feb 11, 2008
Kinetics Multi-Disciplinary Fund (Second Prospectus Summary) | Kinetics Multi-Disciplinary Fund | No Load
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.89%
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,195
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,658
Annual Return 2009	rr_AnnualReturn2009	22.90%
Annual Return 2010	rr_AnnualReturn2010	13.04%
Annual Return 2011	rr_AnnualReturn2011	0.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.34%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDNX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Kinetics Multi-Disciplinary Fund (Second Prospectus Summary) | Kinetics Multi-Disciplinary Fund | No Load | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDNX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.09%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Kinetics Multi-Disciplinary Fund (Second Prospectus Summary) | Kinetics Multi-Disciplinary Fund | No Load | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDNX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008

[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include 0.01% attributed to AFFE.
[3]	The Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.49%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Internet Fund (Third Prospectus Summary) | Kinetics Internet Fund
THE INTERNET FUND
Investment Objectives
The investment objective of the Internet Fund is long-term growth of capital.
The Internet Fund seeks to obtain current income as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees	Kinetics Internet Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Internet Fund Institutional Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.20%
Other Operating Expenses		0.44%
Other Expenses		0.64%
Total Annual Fund Operating Expenses		1.89%
Less: Fee Waiver	[2]	0.20%
Net Annual Fund Operating Expenses		1.69%
[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to each portfolio ("Portfolio") of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Internet Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2013. In addition, the Investment Adviser to the Internet Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.69%, excluding acquired fund fees and expenses ("AFFE"), through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the
Internet Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Internet Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Internet Fund Institutional Class	172	575	1,003	2,195

Portfolio Turnover.
The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the
Internet Portfolio's, and therefore the Internet Fund's, performance. During the most recent fiscal year, the Internet Portfolio's portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategy
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as American Depositary Receipts ("ADRs"), Global Depositary
Receipts ("GDRs") and International Depositary Receipts ("IDRs")), of U.S. and
foreign companies engaged in the Internet and Internet-related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers,
Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications. The Internet Portfolio may also invest in exchange-traded funds ("ETFs") and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The
Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the
Investment Adviser looks at the amount of capital a company currently expends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund, and indirectly the
Internet Portfolio, are listed below and could adversely affect the net asset value ("NAV"), total return and value of the Internet Fund, Internet Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio's, and therefore the Internet Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Internet Industry Concentration Risks: Investing a substantial portion of the
   Internet Portfolio's assets in the Internet industry carries the risk that
   Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o  Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. An ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio's shares, and therefore the Internet Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Internet Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The Institutional Class shares of the Internet Fund had not commenced operations as of December 31, 2011. The performance information shown below is for another class of shares (No Load Class) of the Internet Fund that is not offered in this
Prospectus but would have substantially similar annual returns because each
Class of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Internet Fund's No Load Class. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund's performance from year to year (on a calendar year basis). The table shows how the Internet Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The past performance of the
Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. Updated performance information is available on the Fund's website at
http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Internet Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter: 2009 Q2 26.04% Worst Quarter: 2008 Q4 -21.36%
The Internet Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a
401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the
Institutional Class shares will differ.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Internet Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Quaternary	Average Annual Returns, Inception Date Quaternary
Institutional Class	The Internet Fund (WWWFX) No Load Return Before Taxes	(1.98%)	5.28%	5.75%	14.31%	Oct 21, 1996	[1]
Institutional Class After Taxes on Distributions	The Internet Fund (WWWFX) No Load Return After Taxes on Distributions	(2.08%)	5.18%	5.60%	14.20%	Oct 21, 1996	[1]
Institutional Class After Taxes on Distributions and Sales	The Internet Fund (WWWFX) No Load Return After Taxes on Distributions and Sale of Fund Shares	(1.15%)	4.51%	4.97%	13.20%	Oct 21, 1996	[1]
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%				5.70%	Oct 21, 1996	[1]
NASDAQ Composite® Index	NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)	(1.80%)	1.52%	2.94%				5.03%	Oct 21, 1996	[1]
[1]	The Internet Fund's No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund's No Load Class shares.

[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Internet Fund (Third Prospectus Summary) | Kinetics Internet Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE INTERNET FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Internet Fund is long-term growth of capital.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	The Internet Fund seeks to obtain current income as a secondary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the
Internet Portfolio's, and therefore the Internet Fund's, performance. During the most recent fiscal year, the Internet Portfolio's portfolio turnover rate
		was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Internet Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Internet Fund's operating expenses remain
		the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as American Depositary Receipts ("ADRs"), Global Depositary
Receipts ("GDRs") and International Depositary Receipts ("IDRs")), of U.S. and
foreign companies engaged in the Internet and Internet-related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers,
Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications. The Internet Portfolio may also invest in exchange-traded funds ("ETFs") and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The
Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the
Investment Adviser looks at the amount of capital a company currently expends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk
		reward profile than other investment(s) held by the Internet Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund, and indirectly the
Internet Portfolio, are listed below and could adversely affect the net asset value ("NAV"), total return and value of the Internet Fund, Internet Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio's, and therefore the Internet Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Internet Industry Concentration Risks: Investing a substantial portion of the
   Internet Portfolio's assets in the Internet industry carries the risk that
   Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o  Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. An ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio's shares, and therefore the Internet Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Internet Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio's shares, and therefore the Internet Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Institutional Class shares of the Internet Fund had not commenced operations as of December 31, 2011. The performance information shown below is for another class of shares (No Load Class) of the Internet Fund that is not offered in this
Prospectus but would have substantially similar annual returns because each
Class of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Internet Fund's No Load Class. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund's performance from year to year (on a calendar year basis). The table shows how the Internet Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The past performance of the
Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. Updated performance information is available on the Fund's website at
		http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the returns for the Internet Fund's No Load Class. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund's performance from year to year (on a calendar year basis). The table shows how the Internet Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Internet Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2009 Q2 26.04% Worst Quarter: 2008 Q4 -21.36%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Internet Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Internet Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a
401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the
		Institutional Class shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Internet Fund (Third Prospectus Summary) | Kinetics Internet Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception Quaternary	ck0001083387_AverageAnnualReturnSinceInceptionQuaternary	5.70%
Average Annual Returns, Inception Date Quaternary	ck0001083387_AverageAnnualReturnInceptionDateQuaternary	Oct 21, 1996	[2]
Kinetics Internet Fund (Third Prospectus Summary) | Kinetics Internet Fund | NASDAQ Composite® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.94%
Average Annual Returns, Since Inception Quaternary	ck0001083387_AverageAnnualReturnSinceInceptionQuaternary	5.03%
Average Annual Returns, Inception Date Quaternary	ck0001083387_AverageAnnualReturnInceptionDateQuaternary	Oct 21, 1996	[2]
Kinetics Internet Fund (Third Prospectus Summary) | Kinetics Internet Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-02
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	575
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,003
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,195
Annual Return 2002	rr_AnnualReturn2002	(23.44%)
Annual Return 2003	rr_AnnualReturn2003	40.11%
Annual Return 2004	rr_AnnualReturn2004	10.06%
Annual Return 2005	rr_AnnualReturn2005	(1.69%)
Annual Return 2006	rr_AnnualReturn2006	16.50%
Annual Return 2007	rr_AnnualReturn2007	26.81%
Annual Return 2008	rr_AnnualReturn2008	(42.24%)
Annual Return 2009	rr_AnnualReturn2009	48.61%
Annual Return 2010	rr_AnnualReturn2010	21.18%
Annual Return 2011	rr_AnnualReturn2011	(1.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.36%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Internet Fund (WWWFX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 1996	[2]
Kinetics Internet Fund (Third Prospectus Summary) | Kinetics Internet Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Internet Fund (WWWFX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.08%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 1996	[2]
Kinetics Internet Fund (Third Prospectus Summary) | Kinetics Internet Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Internet Fund (WWWFX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.15%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 1996	[2]

[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
[2]	The Internet Fund's No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund's No Load Class shares.
[3]	Kinetics Asset Management LLC, the investment adviser to each portfolio ("Portfolio") of the Kinetics Portfolio Trust (the "Investment Adviser") has contractually agreed to reimburse the Internet Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2013. In addition, the Investment Adviser to the Internet Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.69%, excluding acquired fund fees and expenses ("AFFE"), through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Global Fund (Third Prospectus Summary) | Kinetics Global Fund
THE GLOBAL FUND
Investment Objective
The investment objective of the Global Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees	Kinetics Global Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Global Fund Institutional Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.20%
Other Operating Expenses		2.45%
Other Expenses		2.65%
Total Annual Fund Operating Expenses	[2]	3.90%
Less: Fee Waiver	[3]	2.70%
Net Annual Fund Operating Expenses		1.20%
[1]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.01% attributed to AFFE.
[3]	The Investment Adviser has contractually agreed to reimburse the Global Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2013. In addition, the Investment Adviser to the Global Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.19%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in
Institutional Class shares of the Global Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Global Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Global Fund Institutional Class	122	941	1,778	3,951

Portfolio Turnover.
The Global Portfolio pays transaction costs, such as
commissions, when it buys and sells securities (or "turns
over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the example, affect the Global
Portfolio's, and therefore the Global Fund's, performance. During the most recent fiscal year, the Global Portfolio's portfolio turnover rate was 135% of the average value of its portfolio.
Principal Investment Strategy
The Global Fund is a non-diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in ETFs.
Foreign companies are those companies with their primary place of business or headquarters located outside the U.S. The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in a least 3 countries, which may include the U.S. The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging. This evaluation by the Investment Adviser includes consideration of a company's potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency. The Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.
Principal Investment Risks
The Global Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the
Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the NAV, total return and value of the Global Fund, Global
Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio's, and therefore the Global Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector.  A passively-managed  ETF is designed so that its performance will correspond closely with that of the index it tracks.
   As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Global
   Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio's shares, and therefore the Global
   Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

o  Derivatives Risks: The Global Portfolio's investments in P-notes and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

o  Management Risk: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Global Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The Institutional Class shares of the Global Fund had not commenced operations as of December 31, 2011. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this
Prospectus but would have substantially similar annual returns because each
Class of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Global Fund's No Load Class. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund's performance from year to year (on a calendar year basis). The table shows how the Global Fund's average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index
("MSCI ACWI Index"), which represent broad measures of market performance. As of
March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth
Portfolio, respectively, changed to the investment strategy set forth in this
Prospectus. The performance shown for periods or portions of periods prior to
March 14, 2008 represents performance of the Global Portfolio's prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities. The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future. Updated performance information is available on the Fund's website at
http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Global Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter: 2009 Q2 37.66% Worst Quarter: 2008 Q3 -20.53%
The Global Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Global Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Institutional Class	The Global Fund (WWWEX) No Load Return Before Taxes	(15.41%)	(2.69%)	1.27%	(5.81%)	Dec 31, 1999	[1]
Institutional Class After Taxes on Distributions	The Global Fund (WWWEX) No Load Return After Taxes on Distributions	(15.25%)	(2.98%)	0.79%	(6.18%)	Dec 31, 1999	[1]
Institutional Class After Taxes on Distributions and Sales	The Global Fund (WWWEX) No Load Return After Taxes on Distributions and Sale of Fund Shares	(9.63%)	(2.25%)	0.93%	(4.75%)	Dec 31, 1999	[1]
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%				0.55%	Dec 31, 1999	[1]
MSCI ACWI Index	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	(7.35%)	(1.93%)	4.24%				0.71%	Dec 31, 1999	[2]
[1]	The Global Fund's No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund's No Load Class shares.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.01% attributed to AFFE.

[1]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Global Fund (Third Prospectus Summary) | Kinetics Global Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE GLOBAL FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Fund is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Global Portfolio pays transaction costs, such as
commissions, when it buys and sells securities (or "turns
over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the example, affect the Global
Portfolio's, and therefore the Global Fund's, performance. During the most recent fiscal year, the Global Portfolio's portfolio turnover rate
		was 135% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.01% attributed to AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in
Institutional Class shares of the Global Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year
		and that the Global Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Global Fund is a non-diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in ETFs.
Foreign companies are those companies with their primary place of business or headquarters located outside the U.S. The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in a least 3 countries, which may include the U.S. The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging. This evaluation by the Investment Adviser includes consideration of a company's potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency. The Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk
		reward profile than other investment(s) held by the Global Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Global Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the
Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the NAV, total return and value of the Global Fund, Global
Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio's, and therefore the Global Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector.  A passively-managed  ETF is designed so that its performance will correspond closely with that of the index it tracks.
   As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Global
   Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio's shares, and therefore the Global
   Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

o  Derivatives Risks: The Global Portfolio's investments in P-notes and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

o  Management Risk: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Global Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	The Global Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Global Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Global Portfolio's shares, and therefore the Global Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Institutional Class shares of the Global Fund had not commenced operations as of December 31, 2011. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this
Prospectus but would have substantially similar annual returns because each
Class of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Global Fund's No Load Class. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund's performance from year to year (on a calendar year basis). The table shows how the Global Fund's average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index
("MSCI ACWI Index"), which represent broad measures of market performance. As of
March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth
Portfolio, respectively, changed to the investment strategy set forth in this
Prospectus. The performance shown for periods or portions of periods prior to
March 14, 2008 represents performance of the Global Portfolio's prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities. The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future. Updated performance information is available on the Fund's website at
		http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the returns for the Global Fund's No Load Class. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund's performance from year to year (on a calendar year basis). The table shows how the Global Fund's average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index ("MSCI ACWI Index"), which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Global Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2009 Q2 37.66% Worst Quarter: 2008 Q3 -20.53%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Global Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Global Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares
		only. After-tax returns for the Institutional Class shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Global Fund (Third Prospectus Summary) | Kinetics Global Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	0.55%
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Dec 31, 1999	[2]
Kinetics Global Fund (Third Prospectus Summary) | Kinetics Global Fund | MSCI ACWI Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.93%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.24%
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	0.71%
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Dec 31, 1999	[3]
Kinetics Global Fund (Third Prospectus Summary) | Kinetics Global Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	2.45%
Other Expenses	rr_OtherExpensesOverAssets	2.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.90%	[3]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(2.70%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2013
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	941
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,778
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,951
Annual Return 2002	rr_AnnualReturn2002	(24.65%)
Annual Return 2003	rr_AnnualReturn2003	33.56%
Annual Return 2004	rr_AnnualReturn2004	7.67%
Annual Return 2005	rr_AnnualReturn2005	2.65%
Annual Return 2006	rr_AnnualReturn2006	16.90%
Annual Return 2007	rr_AnnualReturn2007	4.27%
Annual Return 2008	rr_AnnualReturn2008	(50.72%)
Annual Return 2009	rr_AnnualReturn2009	66.86%
Annual Return 2010	rr_AnnualReturn2010	20.30%
Annual Return 2011	rr_AnnualReturn2011	(15.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.53%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Global Fund (WWWEX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.69%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.81%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999	[2]
Kinetics Global Fund (Third Prospectus Summary) | Kinetics Global Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Global Fund (WWWEX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.98%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.18%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999	[2]
Kinetics Global Fund (Third Prospectus Summary) | Kinetics Global Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Global Fund (WWWEX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.75%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1999	[2]

[1]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
[2]	The Global Fund's No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund's No Load Class shares.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.01% attributed to AFFE.
[4]	The Investment Adviser has contractually agreed to reimburse the Global Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2013. In addition, the Investment Adviser to the Global Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.19%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Paradigm Fund (Third Prospectus Summary) | Kinetics Paradigm Fund
THE PARADIGM FUND
Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)
Kinetics Paradigm Fund Institutional Class	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Paradigm Fund Institutional Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.20%
Other Operating Expenses		0.28%
Other Expenses		0.48%
Total Annual Fund Operating Expenses		1.73%
Less: Fee Waiver	[2]	0.29%
Net Annual Fund Operating Expenses		1.44%
[1]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
[2]	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets at until at least May 1, 2013. In addition, the Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding AFFE through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Paradigm Fund Institutional Class	147	517	911	2,017

Portfolio Turnover.
The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Paradigm
Portfolio's, and therefore the Paradigm Fund's, performance. During the most recent fiscal year, the Paradigm Portfolio's portfolio turnover rate was 58% of the average value of its portfolio.
Principal Investment Strategy
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and
IDRs) of U.S. and foreign companies, and in ETFs.  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The
Paradigm Portfolio will carry out its investment strategy by regarding the investments as representing fractional ownership in the underlying companies'
assets. This will allow the Paradigm Portfolio, and therefore the Paradigm
Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company's stock value by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund, and indirectly the
Paradigm Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio's, and therefore the Paradigm Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio's shares, and therefore the Paradigm Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Paradigm Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Paradigm
Fund's returns. The bar chart indicates the risks of investing in the Paradigm
Fund by showing the changes in the Paradigm Fund's performance from year to year
(on a calendar year basis). The table shows how the Paradigm Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI Index, which represent broad measures of market performance.
The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio
will perform in the future. Updated performance information is available on the
Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Paradigm Fund - Institutional Class Calendar Year Returns as of 12/31

Best Quarter: 2009 Q2 32.23% Worst Quarter: 2008 Q4 -29.03%
The Paradigm Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k)
plan or an IRA, the information on after-tax returns is not relevant to your investment.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Paradigm Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Quaternary	Average Annual Returns, Inception Date Quaternary
Institutional Class	The Paradigm Fund (KNPYX) Institutional Return Before Taxes	(14.13%)	(4.07%)	2.38%	May 27, 2005
Institutional Class After Taxes on Distributions	The Paradigm Fund (KNPYX) Institutional Return After Taxes on Distributions	(14.25%)	(4.22%)	2.23%	May 27, 2005
Institutional Class After Taxes on Distributions and Sales	The Paradigm Fund (KNPYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares	(9.03%)	(3.39%)	2.07%	May 27, 2005
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)			2.85%	May 27, 2005
MSCI ACWI Index	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	(7.35%)	(1.93%)			3.13%	May 27, 2005

[1]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Paradigm Fund (Third Prospectus Summary) | Kinetics Paradigm Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE PARADIGM FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Paradigm Fund is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Paradigm
Portfolio's, and therefore the Paradigm Fund's, performance. During the most recent fiscal year, the Paradigm Portfolio's portfolio turnover rate was 58% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund's operating
		expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and
IDRs) of U.S. and foreign companies, and in ETFs.  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The
Paradigm Portfolio will carry out its investment strategy by regarding the investments as representing fractional ownership in the underlying companies'
assets. This will allow the Paradigm Portfolio, and therefore the Paradigm
Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company's stock value by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk
		reward profile than other investment(s) held by the Paradigm Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund, and indirectly the
Paradigm Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio's, and therefore the Paradigm Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio's shares, and therefore the Paradigm Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Paradigm Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio's shares, and therefore the Paradigm Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Paradigm
Fund's returns. The bar chart indicates the risks of investing in the Paradigm
Fund by showing the changes in the Paradigm Fund's performance from year to year
(on a calendar year basis). The table shows how the Paradigm Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI Index, which represent broad measures of market performance.
The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio
will perform in the future. Updated performance information is available on the
Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free
		at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Paradigm Fund's returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund's performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI Index, which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Paradigm Fund - Institutional Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2009 Q2 32.23% Worst Quarter: 2008 Q4 -29.03%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Paradigm Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Paradigm Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k)
plan or an IRA, the information on after-tax returns is not relevant to your
		investment.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Paradigm Fund (Third Prospectus Summary) | Kinetics Paradigm Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception Quaternary	ck0001083387_AverageAnnualReturnSinceInceptionQuaternary	2.85%
Average Annual Returns, Inception Date Quaternary	ck0001083387_AverageAnnualReturnInceptionDateQuaternary	May 27, 2005
Kinetics Paradigm Fund (Third Prospectus Summary) | Kinetics Paradigm Fund | MSCI ACWI Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.93%)
Average Annual Returns, Since Inception Quaternary	ck0001083387_AverageAnnualReturnSinceInceptionQuaternary	3.13%
Average Annual Returns, Inception Date Quaternary	ck0001083387_AverageAnnualReturnInceptionDateQuaternary	May 27, 2005
Kinetics Paradigm Fund (Third Prospectus Summary) | Kinetics Paradigm Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.44%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	911
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,017
Annual Return 2006	rr_AnnualReturn2006	27.96%
Annual Return 2007	rr_AnnualReturn2007	21.37%
Annual Return 2008	rr_AnnualReturn2008	(53.11%)
Annual Return 2009	rr_AnnualReturn2009	41.31%
Annual Return 2010	rr_AnnualReturn2010	17.62%
Annual Return 2011	rr_AnnualReturn2011	(14.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.03%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (KNPYX) Institutional Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.13%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.07%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2005
Kinetics Paradigm Fund (Third Prospectus Summary) | Kinetics Paradigm Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (KNPYX) Institutional Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.22%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2005
Kinetics Paradigm Fund (Third Prospectus Summary) | Kinetics Paradigm Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Paradigm Fund (KNPYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.03%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2005

[1]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
[2]	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets at until at least May 1, 2013. In addition, the Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding AFFE through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Medical Fund (Third Prospectus Summary) | Kinetics Medical Fund
THE MEDICAL FUND
Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees	Kinetics Medical Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Medical Fund Institutional Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.20%
Other Operating Expenses		0.53%
Other Expenses		0.73%
Total Annual Fund Operating Expenses	[2]	1.98%
Less: Fee Waiver	[3]	0.78%
Net Annual Fund Operating Expenses		1.20%
[1]	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Medical Fund's operating expenses and does not include 0.01% attributed to AFFE.
[3]	The Investment Adviser has contractually agreed to reimburse the Medical Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2013. In addition, the Investment Adviser to the Medical Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.19%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the
Medical Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5%
return each year and that the Medical Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Medical Fund Institutional Class	122	546	995	2,243

Portfolio Turnover.
The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the
Medical Portfolio's, and therefore the Medical Fund's, performance. During the most recent fiscal year, the Medical Portfolio's portfolio turnover rate was 5%
of the average value of its portfolio.
Principal Investment Strategy
The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies. These types of companies derive at least 50% of their revenue from such activities. The Medical Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The
Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment
Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio's, and therefore the Medical Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

o  Concentration Risks of the Medical Industry: Medical and pharmaceutical-
   related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

o  Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio's shares, and therefore the Medical Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Medical Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The Institutional Class shares of the Medical Fund had not commenced operations as of December 31, 2011. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this
Prospectus but would have substantially similar annual returns because each
Class of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Medical Fund's No Load Class. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund's performance from year to year (on a calendar year basis). The table shows how the Medical Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The past performance of the
Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. Updated performance information is available on the Fund's website at
http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Medical Fund - No Load Class Calendar Year Returns as of 12/31

Best Quarter: 2003 Q2 16.72% Worst Quarter: 2002 Q2 -19.65%
The Medical Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a
401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Medical Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Quaternary	Average Annual Returns, Inception Date Quaternary
Institutional Class	The Medical Fund (MEDRX) No Load Return Before Taxes	5.11%	4.63%	2.93%	7.46%	Sep 30, 1999	[1]
Institutional Class After Taxes on Distributions	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions	3.78%	4.08%	2.54%	7.12%	Sep 30, 1999	[1]
Institutional Class After Taxes on Distributions and Sales	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions and Sale of Fund Shares	5.10%	3.94%	2.48%	6.60%	Sep 30, 1999	[1]
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%				1.68%	Sep 30, 1999	[1]
NASDAQ Composite® Index	NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	(1.80%)	1.52%	2.94%				(0.43%)	Sep 30, 1999	[1]
[1]	The Medical Fund's No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund's No Load Class shares.

[1]	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Medical Fund (Third Prospectus Summary) | Kinetics Medical Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE MEDICAL FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Medical Fund is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the
Medical Portfolio's, and therefore the Medical Fund's, performance. During the most recent fiscal year, the Medical Portfolio's portfolio turnover rate was 5%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Medical Fund's operating expenses and does not include 0.01% attributed to AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Medical Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5%
return each year and that the Medical Fund's operating expenses remain
		the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies. These types of companies derive at least 50% of their revenue from such activities. The Medical Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The
Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment
Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk
		reward profile than other investment(s) held by the Medical Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio's, and therefore the Medical Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

o  Concentration Risks of the Medical Industry: Medical and pharmaceutical-
   related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

o  Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio's shares, and therefore the Medical Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Medical Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio's shares, and therefore the Medical Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Institutional Class shares of the Medical Fund had not commenced operations as of December 31, 2011. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this
Prospectus but would have substantially similar annual returns because each
Class of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Medical Fund's No Load Class. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund's performance from year to year (on a calendar year basis). The table shows how the Medical Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance. The past performance of the
Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. Updated performance information is available on the Fund's website at
		http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the returns for the Medical Fund's No Load Class. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund's performance from year to year (on a calendar year basis). The table shows how the Medical Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, both of which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Medical Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2003 Q2 16.72% Worst Quarter: 2002 Q2 -19.65%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Medical Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Medical Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a
401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares
		only. After-tax returns for the Institutional Class shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Medical Fund (Third Prospectus Summary) | Kinetics Medical Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception Quaternary	ck0001083387_AverageAnnualReturnSinceInceptionQuaternary	1.68%
Average Annual Returns, Inception Date Quaternary	ck0001083387_AverageAnnualReturnInceptionDateQuaternary	Sep 30, 1999	[2]
Kinetics Medical Fund (Third Prospectus Summary) | Kinetics Medical Fund | NASDAQ Composite® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.94%
Average Annual Returns, Since Inception Quaternary	ck0001083387_AverageAnnualReturnSinceInceptionQuaternary	(0.43%)
Average Annual Returns, Inception Date Quaternary	ck0001083387_AverageAnnualReturnInceptionDateQuaternary	Sep 30, 1999	[2]
Kinetics Medical Fund (Third Prospectus Summary) | Kinetics Medical Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%	[3]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	546
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,243
Annual Return 2002	rr_AnnualReturn2002	(29.14%)
Annual Return 2003	rr_AnnualReturn2003	23.19%
Annual Return 2004	rr_AnnualReturn2004	6.96%
Annual Return 2005	rr_AnnualReturn2005	(0.72%)
Annual Return 2006	rr_AnnualReturn2006	14.81%
Annual Return 2007	rr_AnnualReturn2007	15.47%
Annual Return 2008	rr_AnnualReturn2008	(20.42%)
Annual Return 2009	rr_AnnualReturn2009	24.47%
Annual Return 2010	rr_AnnualReturn2010	4.30%
Annual Return 2011	rr_AnnualReturn2011	5.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.65%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Medical Fund (MEDRX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999	[2]
Kinetics Medical Fund (Third Prospectus Summary) | Kinetics Medical Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999	[2]
Kinetics Medical Fund (Third Prospectus Summary) | Kinetics Medical Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1999	[2]

[1]	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
[2]	The Medical Fund's No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund's No Load Class shares.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Medical Fund's operating expenses and does not include 0.01% attributed to AFFE.
[4]	The Investment Adviser has contractually agreed to reimburse the Medical Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2013. In addition, the Investment Adviser to the Medical Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.19%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Small Cap Opportunities Fund (Third Prospectus Summary) | Kinetics Small Cap Opportunities Fund
THE SMALL CAP OPPORTUNITIES FUND
Investment Objective
The investment objective of the Small Cap Opportunities Fund (the "Small Cap Fund") is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)
Kinetics Small Cap Opportunities Fund Institutional Class	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Small Cap Opportunities Fund Institutional Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.20%
Other Operating Expenses		0.40%
Other Expenses		0.60%
Total Annual Fund Operating Expenses		1.85%
Less: Fee Waiver	[2]	0.41%
Net Annual Fund Operating Expenses		1.44%
[1]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
[2]	The Investment Adviser has contractually agreed to reimburse the Small Cap Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2013. In addition, the Investment Adviser to the Small Cap Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Small Cap Opportunities Fund Institutional Class	147	542	963	2,136

Portfolio Turnover.
The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example,  affect the Small Cap Portfolio's, and therefore the Small Cap Fund's, performance.
During the most recent fiscal year, the Small Cap Portfolio's portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategy
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"), a
series of Kinetics Portfolios Trust. Under normal circumstances, the Small Cap
Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, ETFs and other equity securities having the characteristics of common stocks (such as
ADRs, GDRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment. The Small Cap Portfolio's Investment
Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results. Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the
Investment Adviser's opinion, the companies meet the Small Cap Portfolio's investment criteria (e.g., companies that are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have modest price to earnings ratios). The Investment Adviser considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio's, and therefore the Small Cap Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the
   Small Cap Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Small
   Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio's shares, and therefore the Small
   Cap Fund's shares, more than shares of a more diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Special Situations Risks: The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations,"
   such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small
   Cap Fund.

o  Management Risk: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Small Cap Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Small Cap
Fund's returns. The bar chart indicates the risks of investing in the Small Cap
Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns, before and after taxes, compare with those of the S&P
500® Index and the Russell 2000® Index, which represent broad measures of market performance. The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap
Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Small Cap Fund - Institutional Class Calendar Year Returns as of 12/31

Best Quarter: 2009 Q2 41.92% Worst Quarter: 2008 Q4 -29.91%
The Small Cap Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Small Cap Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Quaternary	Average Annual Returns, Inception Date Quaternary
Institutional Class	The Small Cap Fund (KSCYX) Institutional Return Before Taxes	(13.51%)	(4.58%)	0.76%	Aug 12, 2005
Institutional Class After Taxes on Distributions	The Small Cap Fund (KSCYX) Institutional Return After Taxes on Distributions	(13.73%)	(4.83%)	0.52%	Aug 12, 2005
Institutional Class After Taxes on Distributions and Sales	The Small Cap Fund (KSCYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares	(8.48%)	(3.90%)	0.59%	Aug 12, 2005
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)			2.47%	Aug 12, 2005
Russell 2000 ® Index	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	(4.18%)	0.15%			3.19%	Aug 12, 2005

[1]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Small Cap Opportunities Fund (Third Prospectus Summary) | Kinetics Small Cap Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE SMALL CAP OPPORTUNITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Small Cap Opportunities Fund (the "Small Cap Fund") is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example,  affect the Small Cap Portfolio's, and therefore the Small Cap Fund's, performance.
During the most recent fiscal year, the Small Cap Portfolio's portfolio
		turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"), a
series of Kinetics Portfolios Trust. Under normal circumstances, the Small Cap
Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, ETFs and other equity securities having the characteristics of common stocks (such as
ADRs, GDRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment. The Small Cap Portfolio's Investment
Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results. Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the
Investment Adviser's opinion, the companies meet the Small Cap Portfolio's investment criteria (e.g., companies that are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have modest price to earnings ratios). The Investment Adviser considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk
		reward profile than other investment(s) held by the Small Cap Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio's, and therefore the Small Cap Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the
   Small Cap Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Small
   Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio's shares, and therefore the Small
   Cap Fund's shares, more than shares of a more diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Special Situations Risks: The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations,"
   such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small
   Cap Fund.

o  Management Risk: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Small Cap Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio's shares, and therefore the Small Cap Fund's shares, more than shares of a more diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Small Cap
Fund's returns. The bar chart indicates the risks of investing in the Small Cap
Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns, before and after taxes, compare with those of the S&P
500® Index and the Russell 2000® Index, which represent broad measures of market performance. The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap
Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com or by calling
		the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Small Cap Fund's returns. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the Russell 2000® Index, which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Small Cap Fund - Institutional Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2009 Q2 41.92% Worst Quarter: 2008 Q4 -29.91%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Small Cap Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Small Cap Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your
		investment.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Small Cap Opportunities Fund (Third Prospectus Summary) | Kinetics Small Cap Opportunities Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception Quaternary	ck0001083387_AverageAnnualReturnSinceInceptionQuaternary	2.47%
Average Annual Returns, Inception Date Quaternary	ck0001083387_AverageAnnualReturnInceptionDateQuaternary	Aug 12, 2005
Kinetics Small Cap Opportunities Fund (Third Prospectus Summary) | Kinetics Small Cap Opportunities Fund | Russell 2000 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, Since Inception Quaternary	ck0001083387_AverageAnnualReturnSinceInceptionQuaternary	3.19%
Average Annual Returns, Inception Date Quaternary	ck0001083387_AverageAnnualReturnInceptionDateQuaternary	Aug 12, 2005
Kinetics Small Cap Opportunities Fund (Third Prospectus Summary) | Kinetics Small Cap Opportunities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.44%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	963
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,136
Annual Return 2006	rr_AnnualReturn2006	28.52%
Annual Return 2007	rr_AnnualReturn2007	19.91%
Annual Return 2008	rr_AnnualReturn2008	(57.82%)
Annual Return 2009	rr_AnnualReturn2009	58.45%
Annual Return 2010	rr_AnnualReturn2010	14.10%
Annual Return 2011	rr_AnnualReturn2011	(13.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.91%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Small Cap Fund (KSCYX) Institutional Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.51%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 12, 2005
Kinetics Small Cap Opportunities Fund (Third Prospectus Summary) | Kinetics Small Cap Opportunities Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Small Cap Fund (KSCYX) Institutional Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.83%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 12, 2005
Kinetics Small Cap Opportunities Fund (Third Prospectus Summary) | Kinetics Small Cap Opportunities Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Small Cap Fund (KSCYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.90%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 12, 2005

[1]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
[2]	The Investment Adviser has contractually agreed to reimburse the Small Cap Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2013. In addition, the Investment Adviser to the Small Cap Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Market Opportunities Fund (Third Prospectus Summary) | Kinetics Market Opportunities Fund
THE MARKET OPPORTUNITIES FUND
Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	Kinetics Market Opportunities Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Market Opportunities Fund Institutional Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.20%
Other Operating Expenses		0.43%
Other Expenses		0.63%
Total Annual Fund Operating Expenses		1.88%
Less: Fee Waiver	[2]	0.44%
Net Annual Fund Operating Expenses		1.44%
[1]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
[2]	The Investment Adviser has contractually agreed to reimburse the Market Opportunities Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2013. In addition, the Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the
Market Opportunities Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Market Opportunities Fund Institutional Class	147	548	975	2,165

Portfolio Turnover.
The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Market Opportunities Portfolio's, and therefore the Market
Opportunities Fund's, performance. During the most recent fiscal year, the
Market Opportunities Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategy
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics
Portfolios Trust. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses, and in ETFs that invest significantly in such securities. The Market Opportunities
Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment
Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways. Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage). High operating leverage describes a company's ability to experience rising profit margins as revenues increase. These companies may be large, medium or small in size if, in the Investment Adviser's opinion, these companies meet the Market Opportunities
Portfolio's investment criteria. The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs. Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this.  Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities
Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market Opportunities
Fund, Market Opportunities Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio's, and therefore the Market Opportunities Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Sector Emphasis Risks:  The Market Opportunities Portfolio's investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector. The Market
   Opportunities Portfolio's investments in the gaming sector may be adversely affected by changes in economic conditions. The casino industry is particularly susceptible to economic conditions that negatively affect tourism. Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies. In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

o  Small and Medium-Size Company Risks: The Market Opportunities Portfolio may
   invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market
   Opportunities Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with
   U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Market
   Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio's shares, and therefore the Market Opportunities Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The
   Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Market Opportunities Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Market
Opportunities Fund's returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities
Fund's performance from year to year (on a calendar year basis).  The table shows how the Market Opportunities Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance. The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities
Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.
The Market Opportunities Fund - Institutional Class Calendar Year Returns as of 12/31

Best Quarter: 2009 Q2 30.82% Worst Quarter: 2011 Q3 -13.95%
The Market Opportunities Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Market Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
Institutional Class	The Market Opportunities Fund (KMKYX) Institutional Return Before Taxes	(7.71%)	(5.16%)	May 19, 2008
Institutional Class After Taxes on Distributions	The Market Opportunities Fund (KMKYX) Institutional Return After Taxes on Distributions	(7.89%)	(5.46%)	May 19, 2008
Institutional Class After Taxes on Distributions and Sales	The Market Opportunities Fund (KMKYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares	(4.78%)	(4.33%)	May 19, 2008
MSCI EAFE Index	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	(12.14%)			(9.03%)	May 19, 2008
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%			(1.24%)	May 19, 2008

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Market Opportunities Fund (Third Prospectus Summary) | Kinetics Market Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE MARKET OPPORTUNITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Market Opportunities Fund is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Market Opportunities Portfolio's, and therefore the Market
Opportunities Fund's, performance. During the most recent fiscal year, the
Market Opportunities Portfolio's portfolio turnover rate was 14% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Market Opportunities Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund's operating expenses remain
		the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics
Portfolios Trust. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses, and in ETFs that invest significantly in such securities. The Market Opportunities
Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment
Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways. Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage). High operating leverage describes a company's ability to experience rising profit margins as revenues increase. These companies may be large, medium or small in size if, in the Investment Adviser's opinion, these companies meet the Market Opportunities
Portfolio's investment criteria. The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs. Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this.  Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities
		Portfolio.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market Opportunities
Fund, Market Opportunities Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio's, and therefore the Market Opportunities Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Sector Emphasis Risks:  The Market Opportunities Portfolio's investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector. The Market
   Opportunities Portfolio's investments in the gaming sector may be adversely affected by changes in economic conditions. The casino industry is particularly susceptible to economic conditions that negatively affect tourism. Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies. In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

o  Small and Medium-Size Company Risks: The Market Opportunities Portfolio may
   invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market
   Opportunities Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with
   U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Market
   Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio's shares, and therefore the Market Opportunities Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The
   Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Market Opportunities Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio's shares, and therefore the Market Opportunities Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Market
Opportunities Fund's returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities
Fund's performance from year to year (on a calendar year basis).  The table shows how the Market Opportunities Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance. The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities
Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com/ or by calling
		the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Market Opportunities Fund's returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund's performance from year to year (on a calendar year basis). The table shows how the Market Opportunities Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com/
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Market Opportunities Fund - Institutional Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2009 Q2 30.82% Worst Quarter: 2011 Q3 -13.95%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Market Opportunities Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Market Opportunities Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your
		investment.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Market Opportunities Fund (Third Prospectus Summary) | Kinetics Market Opportunities Fund | MSCI EAFE Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, Since Inception Tertiary	ck0001083387_AverageAnnualReturnSinceInceptionTertiary	(9.03%)
Average Annual Returns, Inception Date Tertiary	ck0001083387_AverageAnnualReturnInceptionDateTertiary	May 19, 2008
Kinetics Market Opportunities Fund (Third Prospectus Summary) | Kinetics Market Opportunities Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception Tertiary	ck0001083387_AverageAnnualReturnSinceInceptionTertiary	(1.24%)
Average Annual Returns, Inception Date Tertiary	ck0001083387_AverageAnnualReturnInceptionDateTertiary	May 19, 2008
Kinetics Market Opportunities Fund (Third Prospectus Summary) | Kinetics Market Opportunities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.44%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,165
Annual Return 2009	rr_AnnualReturn2009	50.70%
Annual Return 2010	rr_AnnualReturn2010	11.54%
Annual Return 2011	rr_AnnualReturn2011	(7.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.95%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKYX) Institutional Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.71%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.16%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008
Kinetics Market Opportunities Fund (Third Prospectus Summary) | Kinetics Market Opportunities Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKYX) Institutional Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.46%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008
Kinetics Market Opportunities Fund (Third Prospectus Summary) | Kinetics Market Opportunities Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Market Opportunities Fund (KMKYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.78%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.33%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008

[1]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
[2]	The Investment Adviser has contractually agreed to reimburse the Market Opportunities Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2013. In addition, the Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Water Infrastructure Fund (Third Prospectus Summary) | Kinetics Water Infrastructure Fund
THE WATER INFRASTRUCTURE FUND
Investment Objectives
The investment objective of the Water Infrastructure Fund is long-term growth of capital.
The Water Infrastructure Fund seeks to obtain current income as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Water Infrastructure Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)
Kinetics Water Infrastructure Fund Institutional Class	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Water Infrastructure Fund Institutional Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.20%
Other Operating Expenses		0.79%
Other Expenses		0.99%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[2]	2.26%
Less: Fee Waiver	[3]	0.80%
Net Annual Fund Operating Expenses		1.46%
[1]	This table and the example below reflect the aggregate expenses of the Water Infrastructure Fund and the Water Infrastructure Portfolio. The management fees paid by the Water Infrastructure Fund reflect the proportionate share of fees allocated to the Water Infrastructure Fund from the Water Infrastructure Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Water Infrastructure Fund's operating expenses and does not include AFFE.
[3]	The Investment Adviser has contractually agreed to reimburse the Water Infrastructure Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2013. In addition, the Investment Adviser to the Water Infrastructure Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the
Water Infrastructure Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Water Infrastructure Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Water Infrastructure Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Water Infrastructure Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Water Infrastructure Fund Institutional Class	149	629	1,137	2,533

Portfolio Turnover.
The Water Infrastructure Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Water Infrastructure Portfolio's, and therefore the Water
Infrastructure Fund's, performance. During the most recent fiscal year, the
Water Infrastructure Portfolio's portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategy
The Water Infrastructure Fund is a non-diversified fund that invests all of its investable assets in the Water Infrastructure Portfolio, a series of Kinetics
Portfolios Trust. Under normal circumstances, the Water Infrastructure Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, fixed-income securities such as bonds and debentures, and warrants, derivatives, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs), of
U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities, such as water production companies, water conditioning and desalination companies, water suppliers, water transport and distribution companies, companies specializing in the treatment of waste water, sewage and solid, liquid and chemical waste, companies operating sewage treatment plants and companies providing equipment, consulting and engineering services in connection with the above-described activities and those companies that are dependent on water usage in industries such as agriculture, timber, oil and gas service, hydroelectricity and alternative renewable energy. For purposes of this 80% policy, a company will be considered in the water infrastructure or natural resources industry if at least 50% of its revenues come from water-related activities or if it is included in a major water index. The Water Infrastructure Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment. Cash and cash equivalents committed as collateral and/or cover for options on water infrastructure or natural resources securities are included for purposes of this 80% policy.

Under normal circumstances, the Water Infrastructure Portfolio may invest up to
100% of its net assets in fixed income securities. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the
Water Infrastructure Portfolio may invest; provided, however, that the Water
Infrastructure Portfolio will invest no more than 80% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser uses a value-based strategy in managing the Water
Infrastructure Portfolio, which means that both equity and fixed income security purchase selections will be based primarily upon current relative valuation of company fundamentals, although the growth prospects of respective companies within the global water industry will also be considered. When determining the intrinsic value of each potential company for the Water Infrastructure
Portfolio, the Investment Adviser will primarily focus on traditional valuation metrics including, but not limited to, price to earnings, price to cash flow, book value, price to sales, return on equity, and return on invested capital. In addition, the Investment Adviser will evaluate the estimated growth prospect for each company by evaluating such metrics as forward price to earnings, and will also use merger and acquisition metrics and sum of the parts valuation (break-up value or private market value) to better ascertain market and intrinsic valuation.

The Investment Adviser may decide to sell part or all of a security's position if the Investment Adviser believes that a security is excessively valued, has experienced deteriorating fundamentals or experienced a detrimental change in the management of a portfolio holding's business focus, or if the Investment
Adviser has received misleading information about the security from the company's management.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Water Infrastructure Fund, and indirectly the Water Infrastructure Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Water
Infrastructure Fund, Water Infrastructure Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Water Infrastructure Portfolio, and therefore the Water Infrastructure Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Water Infrastructure Portfolio's, and therefore the Water Infrastructure Fund's, investment objective.

o  Liquidity Risks: The Water Infrastructure Portfolio's investments in the securities of small and medium capitalization companies and in non-investment grade fixed income securities makes the Water Infrastructure Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

o  Small and Medium-Size Company Risks: The Water Infrastructure Portfolio may
   invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Water
   Infrastructure Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Water Infrastructure Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Water Infrastructure Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with
   U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Water
   Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure
   Portfolio's shares, and therefore the Water Infrastructure Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Water Infrastructure Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

o  Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Water Infrastructure Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Water Infrastructure Industry Concentration Risks: Adverse developments in the water industry may significantly affect the value of the shares of the Water
   Infrastructure Fund. Companies involved in the water industry are subject to environmental considerations, changes in taxation and government regulation, price and supply fluctuations, changes in technology, competition and water conservation. There can be no assurances that the regulatory environment will remain the same. Unfavorable regulatory rulings, including structural changes to pricing and the competitive playing field, may affect the underlying companies' ability to produce favorable returns.

o  Value Style Risks: Over time, a value-based investment style may go in and out of favor, causing the Water Infrastructure Portfolio to sometimes under-perform other funds that use different investment styles, such as a growth-based investment style.

o  Derivatives Risks: The Water Infrastructure Portfolio's investments in options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Water Infrastructure Portfolio. To the extent the Water Infrastructure Portfolio segregates assets to cover derivative positions, the Water Infrastructure Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Water Infrastructure Portfolio properly in a manner consistent with its stated investment objective.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Water Infrastructure Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The
   Water Infrastructure Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Natural Resources Investment Risks: Investments in companies with a specific water theme and related activities in natural resources industries can be significantly affected by (often rapid) changes in the supply of, or demand for, various natural resources. These companies also may be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

o  Management Risk: There is no guarantee that the Water Infrastructure Fund will meet its investment objective. The Investment Adviser cannot guarantee the performance of the Water Infrastructure Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Water Infrastructure Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to value equity investing;

o  want to allocate some portion of their long-term investments to international equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Water
Infrastructure Fund's returns. The bar chart indicates the risks of investing in the Water Infrastructure Fund by showing the changes in the Water Infrastructure
Fund's performance from year to year (on a calendar year basis). The table shows how the Water Infrastructure Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index, the ISE Water Index, the
Palisades Water Index and the S&P® Global Water Index, which represent broad measures of market performance. The past performance of the Water Infrastructure
Fund, before and after taxes, is not necessarily an indication of how the Water
Infrastructure Fund or the Water Infrastructure Portfolio will perform in the future. Updated performance information is available on the Fund's website at
http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Water Infrastructure Fund - Institutional Class Calendar Year Returns as of 12/31

Best Quarter: 2009 Q2 17.97% Worst Quarter: 2011 Q3 -14.07%
The Water Infrastructure Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Water Infrastructure Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Institutional Class	The Water Infrastructure Fund (KWIIX) Institutional Return Before Taxes	(4.43%)	(4.23%)	Jun 29, 2007
Institutional Class After Taxes on Distributions	The Water Infrastructure Fund (KWIIX) Institutional Return After Taxes on Distributions	(5.18%)	(4.49%)	Jun 29, 2007
Institutional Class After Taxes on Distributions and Sales	The Water Infrastructure Fund (KWIIX) Institutional Return After Taxes on Distributions and Sale of Fund Shares	(2.81%)	(3.65%)	Jun 29, 2007
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%			(1.75%)	Jun 29, 2007
ISE Water Index	ISE Water Index	(6.27%)	(1.13%)	Jun 29, 2007
Palisades Water Index	Palisades Water Index	(10.94%)	(3.64%)	Jun 29, 2007
S&P® Global Water Index	S&P® Global Water Index (reflects no deductions for fees, expenses or taxes)	(6.74%)	(2.39%)	Jun 29, 2007

Effective December 31, 2011, the ISE Water Index and the Palisades Water Index have replaced the S&P® Global Water Index as more appropriate comparative benchmarks for the Water Infrastructure Fund.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Water Infrastructure Fund (Third Prospectus Summary) | Kinetics Water Infrastructure Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE WATER INFRASTRUCTURE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Water Infrastructure Fund is long-term growth of capital.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	The Water Infrastructure Fund seeks to obtain current income as a secondary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Water Infrastructure Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Water Infrastructure Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Water Infrastructure Portfolio's, and therefore the Water
Infrastructure Fund's, performance. During the most recent fiscal year, the
Water Infrastructure Portfolio's portfolio turnover rate was 69% of the average
		value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Water Infrastructure Fund's operating expenses and does not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Water Infrastructure Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Water Infrastructure Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Water Infrastructure Fund's operating expenses remain
		the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Water Infrastructure Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Water Infrastructure Fund is a non-diversified fund that invests all of its investable assets in the Water Infrastructure Portfolio, a series of Kinetics
Portfolios Trust. Under normal circumstances, the Water Infrastructure Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, fixed-income securities such as bonds and debentures, and warrants, derivatives, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs), of
U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities, such as water production companies, water conditioning and desalination companies, water suppliers, water transport and distribution companies, companies specializing in the treatment of waste water, sewage and solid, liquid and chemical waste, companies operating sewage treatment plants and companies providing equipment, consulting and engineering services in connection with the above-described activities and those companies that are dependent on water usage in industries such as agriculture, timber, oil and gas service, hydroelectricity and alternative renewable energy. For purposes of this 80% policy, a company will be considered in the water infrastructure or natural resources industry if at least 50% of its revenues come from water-related activities or if it is included in a major water index. The Water Infrastructure Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment. Cash and cash equivalents committed as collateral and/or cover for options on water infrastructure or natural resources securities are included for purposes of this 80% policy.

Under normal circumstances, the Water Infrastructure Portfolio may invest up to
100% of its net assets in fixed income securities. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the
Water Infrastructure Portfolio may invest; provided, however, that the Water
Infrastructure Portfolio will invest no more than 80% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser uses a value-based strategy in managing the Water
Infrastructure Portfolio, which means that both equity and fixed income security purchase selections will be based primarily upon current relative valuation of company fundamentals, although the growth prospects of respective companies within the global water industry will also be considered. When determining the intrinsic value of each potential company for the Water Infrastructure
Portfolio, the Investment Adviser will primarily focus on traditional valuation metrics including, but not limited to, price to earnings, price to cash flow, book value, price to sales, return on equity, and return on invested capital. In addition, the Investment Adviser will evaluate the estimated growth prospect for each company by evaluating such metrics as forward price to earnings, and will also use merger and acquisition metrics and sum of the parts valuation (break-up value or private market value) to better ascertain market and intrinsic valuation.

The Investment Adviser may decide to sell part or all of a security's position if the Investment Adviser believes that a security is excessively valued, has experienced deteriorating fundamentals or experienced a detrimental change in the management of a portfolio holding's business focus, or if the Investment
Adviser has received misleading information about the security from the
		company's management.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Water Infrastructure Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, fixed-income securities such as bonds and debentures, and warrants, derivatives, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs), of U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities, such as water production companies, water conditioning and desalination companies, water suppliers, water transport and distribution companies, companies specializing in the treatment of waste water, sewage and solid, liquid and chemical waste, companies operating sewage treatment plants and companies providing equipment, consulting and engineering services in connection with the above-described activities and those companies that are dependent on water usage in industries such as agriculture, timber, oil and gas service, hydroelectricity and alternative renewable energy.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Water Infrastructure Fund, and indirectly the Water Infrastructure Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Water
Infrastructure Fund, Water Infrastructure Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Water Infrastructure Portfolio, and therefore the Water Infrastructure Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Water Infrastructure Portfolio's, and therefore the Water Infrastructure Fund's, investment objective.

o  Liquidity Risks: The Water Infrastructure Portfolio's investments in the securities of small and medium capitalization companies and in non-investment grade fixed income securities makes the Water Infrastructure Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

o  Small and Medium-Size Company Risks: The Water Infrastructure Portfolio may
   invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Water
   Infrastructure Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Water Infrastructure Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Water Infrastructure Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with
   U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Water
   Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure
   Portfolio's shares, and therefore the Water Infrastructure Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Water Infrastructure Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

o  Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Water Infrastructure Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Water Infrastructure Industry Concentration Risks: Adverse developments in the water industry may significantly affect the value of the shares of the Water
   Infrastructure Fund. Companies involved in the water industry are subject to environmental considerations, changes in taxation and government regulation, price and supply fluctuations, changes in technology, competition and water conservation. There can be no assurances that the regulatory environment will remain the same. Unfavorable regulatory rulings, including structural changes to pricing and the competitive playing field, may affect the underlying companies' ability to produce favorable returns.

o  Value Style Risks: Over time, a value-based investment style may go in and out of favor, causing the Water Infrastructure Portfolio to sometimes under-perform other funds that use different investment styles, such as a growth-based investment style.

o  Derivatives Risks: The Water Infrastructure Portfolio's investments in options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Water Infrastructure Portfolio. To the extent the Water Infrastructure Portfolio segregates assets to cover derivative positions, the Water Infrastructure Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Water Infrastructure Portfolio properly in a manner consistent with its stated investment objective.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Water Infrastructure Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The
   Water Infrastructure Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Natural Resources Investment Risks: Investments in companies with a specific water theme and related activities in natural resources industries can be significantly affected by (often rapid) changes in the supply of, or demand for, various natural resources. These companies also may be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

o  Management Risk: There is no guarantee that the Water Infrastructure Fund will meet its investment objective. The Investment Adviser cannot guarantee the performance of the Water Infrastructure Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Water Infrastructure Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to value equity investing;

o  want to allocate some portion of their long-term investments to international equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Water Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure Portfolio's shares, and therefore the Water Infrastructure Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Water
Infrastructure Fund's returns. The bar chart indicates the risks of investing in the Water Infrastructure Fund by showing the changes in the Water Infrastructure
Fund's performance from year to year (on a calendar year basis). The table shows how the Water Infrastructure Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index, the ISE Water Index, the
Palisades Water Index and the S&P® Global Water Index, which represent broad measures of market performance. The past performance of the Water Infrastructure
Fund, before and after taxes, is not necessarily an indication of how the Water
Infrastructure Fund or the Water Infrastructure Portfolio will perform in the future. Updated performance information is available on the Fund's website at
		http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart indicates the risks of investing in the Water Infrastructure Fund by showing the changes in the Water Infrastructure Fund's performance from year to year (on a calendar year basis).
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Water Infrastructure Fund, before and after taxes, is not necessarily an indication of how the Water Infrastructure Fund or the Water Infrastructure Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Water Infrastructure Fund - Institutional Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2009 Q2 17.97% Worst Quarter: 2011 Q3 -14.07%
Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 31, 2011, the ISE Water Index and the Palisades Water Index have replaced the S&P® Global Water Index as more appropriate comparative benchmarks for the Water Infrastructure Fund.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Water Infrastructure Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Water Infrastructure Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your
		investment.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	Effective December 31, 2011, the ISE Water Index and the Palisades Water Index have replaced the S&P® Global Water Index as more appropriate comparative benchmarks for the Water Infrastructure Fund.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Water Infrastructure Fund (Third Prospectus Summary) | Kinetics Water Infrastructure Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception Secondary	ck0001083387_AverageAnnualReturnSinceInceptionSecondary	(1.75%)
Average Annual Returns, Inception Date Secondary	ck0001083387_AverageAnnualReturnInceptionDateSecondary	Jun 29, 2007
Kinetics Water Infrastructure Fund (Third Prospectus Summary) | Kinetics Water Infrastructure Fund | ISE Water Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	ISE Water Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.27%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.13%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (Third Prospectus Summary) | Kinetics Water Infrastructure Fund | Palisades Water Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Palisades Water Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.94%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.64%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (Third Prospectus Summary) | Kinetics Water Infrastructure Fund | S&P® Global Water Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P® Global Water Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.74%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.39%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (Third Prospectus Summary) | Kinetics Water Infrastructure Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.46%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	629
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,137
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,533
Annual Return 2008	rr_AnnualReturn2008	(25.05%)
Annual Return 2009	rr_AnnualReturn2009	16.94%
Annual Return 2010	rr_AnnualReturn2010	(4.38%)
Annual Return 2011	rr_AnnualReturn2011	(4.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.07%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Water Infrastructure Fund (KWIIX) Institutional Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.43%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.23%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (Third Prospectus Summary) | Kinetics Water Infrastructure Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Water Infrastructure Fund (KWIIX) Institutional Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.18%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.49%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Kinetics Water Infrastructure Fund (Third Prospectus Summary) | Kinetics Water Infrastructure Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Water Infrastructure Fund (KWIIX) Institutional Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.65%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007

[1]	This table and the example below reflect the aggregate expenses of the Water Infrastructure Fund and the Water Infrastructure Portfolio. The management fees paid by the Water Infrastructure Fund reflect the proportionate share of fees allocated to the Water Infrastructure Fund from the Water Infrastructure Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Water Infrastructure Fund's operating expenses and does not include AFFE.
[3]	The Investment Adviser has contractually agreed to reimburse the Water Infrastructure Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2013. In addition, the Investment Adviser to the Water Infrastructure Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Kinetics Multi-Disciplinary Fund (Third Prospectus Summary) | Kinetics Multi-Disciplinary Fund
THE MULTI-DISCIPLINARY FUND
Investment Objectives
The investment objective of the Multi-Disciplinary Fund is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)
Kinetics Multi-Disciplinary Fund Institutional Class	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Multi-Disciplinary Fund Institutional Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.20%
Other Operating Expenses		0.89%
Other Expenses		1.09%
Total Annual Fund Operating Expenses	[2]	2.34%
Less: Fee Waiver	[3]	1.04%
[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include 0.01% attributed to AFFE.
[3]	The Investment Adviser has contractually agreed to reimburse the Multi-Disciplinary Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2013. In addition, the Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.29%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the
Multi-Disciplinary Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Multi-Disciplinary Fund Institutional Class	132	631	1,156	2,596

Portfolio Turnover.
The Multi-Disciplinary Portfolio pays transaction costs,such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Multi-Disciplinary
Portfolio's, and therefore the Multi-Disciplinary Fund's, performance. During the most recent fiscal year, the Multi-Disciplinary Portfolio's portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategy
The Multi-Disciplinary Fund is a non-diversified fund that invests all of its investable assets in the Multi-Disciplinary Portfolio, a series of Kinetics
Portfolios Trust. "Total Return" sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio's investments, plus capital appreciation. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income, components, including fixed-income ETFs, and derivatives components. Under normal circumstances, the
Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers. Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years. However, there is no limit as to the maturities or credit ratings associated with such bonds. The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries. The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade ("junk" bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 95% of its net assets in selling equity put options. The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return. The Multi-Disciplinary
Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid. In connection with the Multi-Disciplinary Portfolio's positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable
Securities and Exchange Commission ("SEC") requirements.

The Investment Adviser uses a bottom-up approach in managing the
Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities. By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company's current valuation and earning potential and assesses the company's competitive positioning. The bonds purchased in the Multi-Disciplinary Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments. All of the same characteristics apply, however, in the
Multi-Disciplinary Portfolio option premiums are also considered.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade
Multi-Disciplinary Portfolio securities.
Principal Investment Risks
The Multi-Disciplinary Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary
Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Derivatives Risks: The Multi-Disciplinary Portfolio's investments in futures, options and swaps and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the
   Multi-Disciplinary Portfolio. To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary
   Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment objective.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

o  Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

o  Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the
   Multi-Disciplinary Portfolio's, and therefore the Multi-Disciplinary Fund's, investment objective.

o  Liquidity Risks: The Multi-Disciplinary Portfolio's investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Multi-Disciplinary Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio's shares, and therefore the Multi-Disciplinary Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Management Risk: There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Multi-Disciplinary Fund may be appropriate for investors who:

o  wish to invest for the long-term; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the
Multi-Disciplinary Fund's returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the
Multi-Disciplinary Fund's performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Fund's average annual returns, before and after taxes (after taking into account any sales charges)
compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500
BuyWrite Index (the "BXM Index") and the CBOE S&P 500 PutWrite Index (the "PUT
Index"), that reflect the strategies employed by the Investment Adviser. The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the
Multi-Disciplinary Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Multi-Disciplinary Fund - Institutional Class Calendar Year Returns as of 12/31

Best Quarter: 2009 Q2 10.39% Worst Quarter: 2011 Q3 -12.27%
The Multi-Disciplinary Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Multi-Disciplinary Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
Institutional Class	The Multi-Disciplinary Fund (KMDYX) Institutional Return Before Taxes	0.42%	3.74%	Feb 11, 2008
Institutional Class After Taxes on Distributions	The Multi-Disciplinary Fund (KMDYX) Institutional Return After Taxes on Distributions	(0.97%)	2.56%	Feb 11, 2008
Institutional Class After Taxes on Distributions and Sales	The Multi-Disciplinary Fund (KMDYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares	0.32%	2.52%	Feb 11, 2008
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%			0.62%	Feb 11, 2008
BXM Index	BXM Index (reflects no deductions for fees, expenses or taxes)	5.72%			1.77%	Feb 11, 2008
PUT Index	PUT Index (reflects no deductions for fees, expenses or taxes)	6.17%			4.26%	Feb 11, 2008

[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Kinetics Multi-Disciplinary Fund (Third Prospectus Summary) | Kinetics Multi-Disciplinary Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE MULTI-DISCIPLINARY FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Multi-Disciplinary Fund is total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Multi-Disciplinary Portfolio pays transaction costs,such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Multi-Disciplinary
Portfolio's, and therefore the Multi-Disciplinary Fund's, performance. During the most recent fiscal year, the Multi-Disciplinary Portfolio's portfolio turnover rate
		was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include 0.01% attributed to AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Multi-Disciplinary Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Fund's operating expenses remain the
		same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Multi-Disciplinary Fund is a non-diversified fund that invests all of its investable assets in the Multi-Disciplinary Portfolio, a series of Kinetics
Portfolios Trust. "Total Return" sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio's investments, plus capital appreciation. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income, components, including fixed-income ETFs, and derivatives components. Under normal circumstances, the
Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers. Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years. However, there is no limit as to the maturities or credit ratings associated with such bonds. The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries. The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade ("junk" bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 95% of its net assets in selling equity put options. The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return. The Multi-Disciplinary
Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid. In connection with the Multi-Disciplinary Portfolio's positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable
Securities and Exchange Commission ("SEC") requirements.

The Investment Adviser uses a bottom-up approach in managing the
Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities. By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company's current valuation and earning potential and assesses the company's competitive positioning. The bonds purchased in the Multi-Disciplinary Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments. All of the same characteristics apply, however, in the
Multi-Disciplinary Portfolio option premiums are also considered.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade
		Multi-Disciplinary Portfolio securities.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Multi-Disciplinary Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary
Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Derivatives Risks: The Multi-Disciplinary Portfolio's investments in futures, options and swaps and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the
   Multi-Disciplinary Portfolio. To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary
   Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment objective.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

o  Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

o  Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the
   Multi-Disciplinary Portfolio's, and therefore the Multi-Disciplinary Fund's, investment objective.

o  Liquidity Risks: The Multi-Disciplinary Portfolio's investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Multi-Disciplinary Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio's shares, and therefore the Multi-Disciplinary Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Management Risk: There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Multi-Disciplinary Fund may be appropriate for investors who:

o  wish to invest for the long-term; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	The Multi-Disciplinary Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio's shares, and therefore the Multi-Disciplinary Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the
Multi-Disciplinary Fund's returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the
Multi-Disciplinary Fund's performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Fund's average annual returns, before and after taxes (after taking into account any sales charges)
compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500
BuyWrite Index (the "BXM Index") and the CBOE S&P 500 PutWrite Index (the "PUT
Index"), that reflect the strategies employed by the Investment Adviser. The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the
Multi-Disciplinary Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com
		or by calling the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Fund's returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the Multi-Disciplinary Fund's performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Fund's average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500 BuyWrite Index (the "BXM Index") and the CBOE S&P 500 PutWrite Index (the "PUT Index"), that reflect the strategies employed by the Investment Adviser.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the Multi-Disciplinary Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Multi-Disciplinary Fund - Institutional Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2009 Q2 10.39% Worst Quarter: 2011 Q3 -12.27%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Multi-Disciplinary Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Multi-Disciplinary Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your
		investment.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Multi-Disciplinary Fund (Third Prospectus Summary) | Kinetics Multi-Disciplinary Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception Tertiary	ck0001083387_AverageAnnualReturnSinceInceptionTertiary	0.62%
Average Annual Returns, Inception Date Tertiary	ck0001083387_AverageAnnualReturnInceptionDateTertiary	Feb 11, 2008
Kinetics Multi-Disciplinary Fund (Third Prospectus Summary) | Kinetics Multi-Disciplinary Fund | BXM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BXM Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.72%
Average Annual Returns, Since Inception Tertiary	ck0001083387_AverageAnnualReturnSinceInceptionTertiary	1.77%
Average Annual Returns, Inception Date Tertiary	ck0001083387_AverageAnnualReturnInceptionDateTertiary	Feb 11, 2008
Kinetics Multi-Disciplinary Fund (Third Prospectus Summary) | Kinetics Multi-Disciplinary Fund | PUT Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	PUT Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.17%
Average Annual Returns, Since Inception Tertiary	ck0001083387_AverageAnnualReturnSinceInceptionTertiary	4.26%
Average Annual Returns, Inception Date Tertiary	ck0001083387_AverageAnnualReturnInceptionDateTertiary	Feb 11, 2008
Kinetics Multi-Disciplinary Fund (Third Prospectus Summary) | Kinetics Multi-Disciplinary Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.89%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	631
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,156
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,596
Annual Return 2009	rr_AnnualReturn2009	23.25%
Annual Return 2010	rr_AnnualReturn2010	13.19%
Annual Return 2011	rr_AnnualReturn2011	0.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.27%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDYX) Institutional Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Kinetics Multi-Disciplinary Fund (Third Prospectus Summary) | Kinetics Multi-Disciplinary Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDYX) Institutional Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.97%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Kinetics Multi-Disciplinary Fund (Third Prospectus Summary) | Kinetics Multi-Disciplinary Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Multi-Disciplinary Fund (KMDYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008

[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include 0.01% attributed to AFFE.
[3]	The Investment Adviser has contractually agreed to reimburse the Multi-Disciplinary Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2013. In addition, the Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.29%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.